UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York	10017

(Address of principal executive offices)	(Zip code)

Lisa Snow, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TEACHERS INSURANCE AND ANNUITY ASSOCIATION

STOCK INDEX ACCOUNT

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2005

Shares			Value (000)
CORPORATE BONDS - 0.00%
HEALTH SERVICES - 0.00%
10,000	f	National Health Investors, Inc (Sr Sub Deb)	$37

		TOTAL HEALTH SERVICES	37

		TOTAL CORPORATE BONDS
		(Cost $10)	37

PREFERRED STOCKS - 0.03%
HEALTH SERVICES - 0.00%
535	*	Bio-Reference Labs, Inc	8

		TOTAL HEALTH SERVICES	8

PRIMARY METAL INDUSTRIES - 0.00%
25,150	*	Superior Trust I	0

		TOTAL HEALTH SERVICES	0

TRANSPORTATION EQUIPMENT - 0.03%
3,244		United Defense Industries, Inc	238

		TOTAL TRANSPORTATION EQUIPMENT	238

		TOTAL PREFERRED STOCKS
		(Cost $121)	246

COMMON STOCKS - 99.74%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
246	*	Alico, Inc	13
2,443		Delta & Pine Land Co	66
360	*	John B. Sanfilippo & Son	9

		TOTAL AGRICULTURAL PRODUCTION-CROPS	88

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.00%
26		Seaboard Corp	28

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
AMUSEMENT AND RECREATION SERVICES - 0.21%
3,321	*	Alliance Gaming Corp	32
1,792	*	Argosy Gaming Co	82
2,464	*	Aztar Corp	70
20,455	*	Caesars Entertainment, Inc	405
433		Churchill Downs, Inc	17
685		Dover Downs Gaming & Entertainment, Inc	9
1,000		Dover Motorsport, Inc	5
2,119	*	Gaylord Entertainment Co	86
7,708		Harrah’s Entertainment, Inc	498
2,182		International Speedway Corp (Class A)	118
1,142	*	Isle of Capri Casinos, Inc	30
1,065	*	Lakes Entertainment, Inc	19
3,185	*	Magna Entertainment Corp (Class A)	20
1,437	*	MTR Gaming Group, Inc	18
1,472	*	Multimedia Games, Inc	11
519	*	Nevada Gold & Casinos, Inc	7
4,142	*	Penn National Gaming, Inc	122
6,211	*	Six Flags, Inc	26
1,000		Speedway Motorsports, Inc	36
2,946		Station Casinos, Inc	199
1,562	*	WMS Industries, Inc	44
717		World Wrestling Federation Entertainment, Inc	9

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,863

APPAREL AND ACCESSORY STORES - 0.66%
6,233		Abercrombie & Fitch Co (Class A)	357
3,853	*	Aeropostale, Inc	126
7,268		American Eagle Outfitters, Inc	215
4,599	*	AnnTaylor Stores Corp	118
675		Bebe Stores, Inc	23
500		Buckle, Inc	17
1,286		Burlington Coat Factory Warehouse Corp	37
664	*	Cache, Inc	9
457	*	Carter’s, Inc	18
2,400	*	Casual Male Retail Group, Inc	16
1,052		Cato Corp (Class A)	34
806	*	Charlotte Russe Holding, Inc	10
7,700	*	Charming Shoppes, Inc	63
12,342	*	Chico’s FAS, Inc	349
1,177	*	Children’s Place Retail Stores, Inc	56
2,493		Christopher & Banks Corp	44
6,119		Claire’s Stores, Inc	141
1,500	*	Dress Barn, Inc	27
2,704		Finish Line, Inc (Class A)	63

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
10,006		Foot Locker, Inc	293
42,994		Gap, Inc	939
1,554	*	Genesco, Inc	44
1,138		Goody’s Family Clothing, Inc	10
2,122	*	Gymboree Corp	27
3,354	*	Hot Topic, Inc	73
1,184	*	Jo-Ann Stores, Inc	33
560	*	JOS A. Bank Clothiers, Inc	16
25,042		Limited Brands, Inc	609
200	*	New York & Co, Inc	4
6,514		Nordstrom, Inc	361
739		Oshkosh B’gosh, Inc (Class A)	23
5,329	*	Pacific Sunwear of California, Inc	149
4,638	*	Payless Shoesource, Inc	73
10,792		Ross Stores, Inc	314
517	*	Shoe Carnival, Inc	9
1,437	*	Stage Stores, Inc	55
1,700		Talbots, Inc	54
34,763		TJX Cos, Inc	856
2,439	*	Too, Inc	60
3,382	*	Urban Outfitters, Inc	162

		TOTAL APPAREL AND ACCESSORY STORES	5,887

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
2,663	*	Collins & Aikman Corp	3
904	*	Columbia Sportswear Co	48
1,418	*	DHB Industries, Inc	12
1,036	*	Guess?, Inc	14
1,589	*	Hartmarx Corp	15
8,460		Jones Apparel Group, Inc	283
2,000		Kellwood Co	58
7,365		Liz Claiborne, Inc	296
874		Oxford Industries, Inc	32
1,700		Phillips-Van Heusen Corp	45
2,909		Polo Ralph Lauren Corp	113
3,806	*	Quiksilver, Inc	110
5,632		VF Corp	333
3,191	*	Warnaco Group, Inc	77

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,439

AUTO REPAIR, SERVICES AND PARKING - 0.07%
646	*	Amerco, Inc	30
1,250		Central Parking Corp	21
1,736	*	Dollar Thrifty Automotive Group, Inc	57
1,626	*	Exide Technologies	21
4,499		Lear Corp	200
1,073	*	Midas, Inc	24
582	*	Monro Muffler Brake, Inc	15
3,583	*	PHH Corp	78
4,547		Ryder System, Inc	190

		TOTAL AUTO REPAIR, SERVICES AND PARKING	636

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
5,154	*	Advance Auto Parts	260
273	*	America’s Car Mart, Inc	10
1,053	*	Asbury Automotive Group, Inc	16
12,420	*	Autonation, Inc	235
3,956	*	Autozone, Inc	339
7,418	*	Carmax, Inc	234
4,822	*	Copart, Inc	114
3,233	*	CSK Auto Corp	57
1,297	*	Group 1 Automotive, Inc	34
1,061		Lithia Motors, Inc (Class A)	27
809	*	MarineMax, Inc	25
3,061	*	O’Reilly Automotive, Inc	152
405	*	Rush Enterprises, Inc	7
1,793		Sonic Automotive, Inc	41
1,214		United Auto Group, Inc	34
744	*	West Marine, Inc	16

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,601

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.07%
878		Building Materials Holding Corp	39
1,029	*	Central Garden & Pet Co	45
4,181		Fastenal Co	231
154,933		Home Depot, Inc	5,925
7,563		Louisiana-Pacific Corp	190
54,149		Lowe’s Cos	3,091

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,521

BUSINESS SERVICES - 6.52%
2,373	*	@Road, Inc	10
1,510	*	24/7 Real Media, Inc	5
27,132	*	3Com Corp	97
2,635		Aaron Rents, Inc	53
2,600		ABM Industries, Inc	50
2,500	*	ActivCard Corp	16
12,512	*	Activision, Inc	185
3,595	*	Actuate Corp	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
5,409		Acxiom Corp	113
1,377		Administaff, Inc	20
16,467		Adobe Systems, Inc	1,106
2,172	*	Advent Software, Inc	39
2,039		Advo, Inc	76
8,280	*	Affiliated Computer Services, Inc (Class A)	441
3,625	*	Agile Software Corp	26
7,418	*	Akamai Technologies, Inc	94
3,113	*	Alliance Data Systems Corp	126
1,445	*	Altiris, Inc	34
1,337	*	AMN Healthcare Services, Inc	21
436	*	Ansoft Corp	12
2,094	*	Ansys, Inc	72
1,874	*	Anteon International Corp	73
3,300	*	Aquantive, Inc	37
2,100		Arbitron, Inc	90
4,191	*	Ariba, Inc	33
1,984	*	Armor Holdings, Inc	74
4,096	*	Ascential Software Corp	76
2,453	*	Asiainfo Holdings, Inc	12
4,122	*	Ask Jeeves, Inc	116
3,700	*	Aspect Communications Corp	39
4,355	*	Aspen Technology, Inc	25
546	*	Asset Acceptance Capital Corp	10
403	*	Atari, Inc	1
2,886	*	Autobytel, Inc	15
16,334	*	Autodesk, Inc	486
41,019		Automatic Data Processing, Inc	1,844
25,646	*	BEA Systems, Inc	204
8,366	*	Bisys Group, Inc	131
1,000	*	Blackboard, Inc	17
623	*	Blue Coat Systems, Inc	15
16,180	*	BMC Software, Inc	243
5,613	*	Borland Software Corp	46
2,448		Brady Corp (Class A)	79
3,945		Brink’s Co	136
18,512	*	Brocade Communications Systems, Inc	110
2,196	*	CACI International, Inc (Class A)	121
19,038	*	Cadence Design Systems, Inc	285
2,233	*	Captaris, Inc	9
1,406	*	Carreker Corp	8
3,624		Catalina Marketing Corp	94
493	*	CCC Information Services Group, Inc	11
900		CDI Corp	20
70,973		Cendant Corp	1,458
10,128	*	Ceridian Corp	173
1,892	*	Cerner Corp	99
4,279		Certegy, Inc	148
5,652	*	Checkfree Corp	230
5,808	*	ChoicePoint, Inc	233
4,981	*	Chordiant Software, Inc	8
3,700	*	Ciber, Inc	27
11,523	*	Citrix Systems, Inc	274
26,192	*	CMGI, Inc	54
8,863	*	CNET Networks, Inc	84
1,300	*	Cogent, Inc	33
10,080	*	Cognizant Technology Solutions Corp	466
32,833		Computer Associates International, Inc	890
416		Computer Programs & Systems, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
12,777	*	Computer Sciences Corp	586
26,775	*	Compuware Corp	193
1,145	*	Concord Communications, Inc	12
1,542	*	Concur Technologies, Inc	13
10,550	*	Convergys Corp	158
2,255	*	Corillian Corp	8
1,115	*	CoStar Group, Inc	41
1,394	*	Covansys Corp	21
3,793	*	CSG Systems International, Inc	62
3,587	*	Cyberguard Corp	30
1,899	*	Cybersource Corp	10
3,724		Deluxe Corp	148
2,509	*	Dendrite International, Inc	35
703	*	Digimarc Corp	4
2,438	*	Digital Insight Corp	40
2,215	*	Digital River, Inc	69
8,500	*	DoubleClick, Inc	65
5,122	*	DST Systems, Inc	237
5,144	*	Dun & Bradstreet Corp	316
5,279	*	E.piphany, Inc	19
9,627	*	Earthlink, Inc	87
1,800	*	Echelon Corp	12
2,488	*	Eclipsys Corp	39
1,105	*	eCollege.com, Inc	14
3,401	*	eFunds Corp	76
1,000	*	Electro Rent Corp	13
20,542	*	Electronic Arts, Inc	1,064
35,360		Electronic Data Systems Corp	731
1,475	*	Embarcadero Technologies, Inc	10
14,227	*	Enterasys Networks, Inc	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
4,419	*	Entrust, Inc	17
2,600	*	Epicor Software Corp	34
857	*	EPIQ Systems, Inc	11
9,289		Equifax, Inc	285
1,075	*	Equinix, Inc	46
1,565	*	eSpeed, Inc (Class A)	14
7,347	*	Extreme Networks, Inc	43
2,395	*	F5 Networks, Inc	121
2,250		Factset Research Systems, Inc	74
4,904		Fair Isaac Corp	169
2,707	*	Filenet Corp	62
1,351	*	FindWhat.com	14
55,411		First Data Corp	2,178
13,187	*	Fiserv, Inc	525
2,998	*	Getty Images, Inc	213
1,647		Gevity HR, Inc	31
1,350	*	Google, Inc (Class A)	244
351	*	Greg Manning Auctions, Inc	4
1,332	*	GSI Commerce, Inc	18
8,248		GTECH Holdings Corp	194
3,404	*	Harris Interactive, Inc	16
1,000		Healthcare Services Group	24
1,400	*	Heidrick & Struggles International, Inc	51
4,697		Henry (Jack) & Associates, Inc	84
6,619	*	Homestore, Inc	15
1,384	*	Hudson Highland Group, Inc	24
2,853	*	Hyperion Solutions Corp	126
230	*	IAC/InterActiveCorp Wts 2/4/9	5
1,441	*	IDX Systems Corp	50
1,449	*	iGate Corp	5
2,423		Imation Corp	84
16,681		IMS Health, Inc	407
1,090	*	Infocrossing, Inc	17
5,959	*	Informatica Corp	49
2,218	*	Infospace, Inc	91
1,967		infoUSA, Inc	21
485	*	Innovative Solutions & Support, Inc	15
2,541	*	Interactive Data Corp	53
1,200	*	Interchange Corp	12
3,359	*	Intergraph Corp	97
2,646	*	Internet Capital Group, Inc	19
2,744	*	Internet Security Systems, Inc	50
27,452	*	Interpublic Group of Cos, Inc	337
492	*	Intersections, Inc	7
596	*	Intervideo, Inc	7
3,184	*	Interwoven, Inc	25
1,058	*	Intrado, Inc	13
11,697	*	Intuit, Inc	512
3,071	*	Ipass, Inc	19
729	*	iPayment, Inc	31
6,838	*	Iron Mountain, Inc	197
3,649	*	iVillage, Inc	22
990	*	Jamdat Mobile, Inc	17
1,953	*	JDA Software Group, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
36,836	*	Juniper Networks, Inc	813
1,087	*	Jupitermedia Corp	17
3,727	*	Keane, Inc	49
1,200		Kelly Services, Inc (Class A)	35
1,631	*	Keynote Systems, Inc	19
1,774	*	Kforce, Inc	19
2,918	*	KFX, Inc	39
1,718	*	Kinetic Concepts, Inc	102
2,200	*	Kintera, Inc	12
2,700	*	Korn/Ferry International	51
2,052	*	Kronos, Inc	105
2,950	*	Labor Ready, Inc	55
5,772	*	Lamar Advertising Co	233
3,863	*	Lawson Software, Inc	23
3,238	*	Lionbridge Technologies	18
6,635	*	Looksmart Ltd	6
4,803	*	Macromedia, Inc	161
3,427	*	Macrovision Corp	78
1,711	*	Magma Design Automation, Inc	20
2,098	*	Manhattan Associates, Inc	43
5,823		Manpower, Inc	253
919	*	Mantech International Corp (Class A)	21
4,273	*	Manugistics Group, Inc	7
1,033	*	MAPICS, Inc	13
1,404	*	Mapinfo Corp	17
412	*	Marlin Business Services, Inc	8
3,375	*	Matrixone, Inc	16
11,192	*	McAfee, Inc	252
1,316		McGrath RentCorp	31
562	*	Medical Staffing Network Holdings, Inc	4
4,700	*	Mentor Graphics Corp	64
6,109	*	Mercury Interactive Corp	289
5,400	*	Micromuse, Inc	24
634,074	d	Microsoft Corp	15,326
939	*	MicroStrategy, Inc	51

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
3,498	*	Midway Games, Inc	36
6,915	*	Mindspeed Technologies, Inc	15
6,076		MoneyGram International, Inc	115
7,014	*	Monster Worldwide, Inc	197
7,306	*	MPS Group, Inc	77
1,100	*	MRO Software, Inc	15
3,262		National Instruments Corp	88
2,800	*	NAVTEQ Corp	121
1,879	*	NCO Group, Inc	37
4,200		NCP Litigation Trust	0
11,940	*	NCR Corp	403
2,331	*	NDCHealth Corp	37
538	*	Neoforma, Inc	4
3,593	*	NETIQ Corp	41
679	*	Netratings, Inc	10
1,000	*	Netscout Systems, Inc	4
1,700	*	Network Equipment Technologies, Inc	10
1,732	*	NIC, Inc	8
26,305	*	Novell, Inc	157
13,172		Omnicom Group, Inc	1,166
827	*	Open Solutions, Inc	16
600	*	Opnet Technologies, Inc	5
3,218	*	Opsware, Inc	17
261,018	*	Oracle Corp	3,258
2,281	*	Packeteer, Inc	35
1,017	*	PalmSource, Inc	9
18,633	*	Parametric Technology Corp	104
1,347	*	PC-Tel, Inc	10
860	*	PDF Solutions, Inc	12
552	*	PDI, Inc	11
603	*	PEC Solutions, Inc	8
1,800	*	Pegasus Solutions, Inc	21
438	*	Pegasystems, Inc	2
4,935	*	Perot Systems Corp (Class A)	66
1,658	*	Pixar	162
800	*	PlanetOut, Inc	7
1,598	*	PLATO Learning, Inc	12
2,060	*	Portal Software, Inc	5
800	*	Portfolio Recovery Associates, Inc	27
863	*	PRA International	23
2,152	*	Progress Software Corp	56
417	*	Proxymed, Inc	4
1,000		QAD, Inc	8
442		Quality Systems, Inc	19
3,456	*	Quest Software, Inc	48
1,771	*	R.H. Donnelley Corp	103
1,200	*	Radisys Corp	17
7,819	*	RealNetworks, Inc	45
11,250	*	Red Hat, Inc	123
2,170	*	Redback Networks, Inc	13
781		Renaissance Learning, Inc	13
4,808	*	Rent-A-Center, Inc	131
1,839	*	Rent-Way, Inc	15
3,716	*	Retek, Inc	42
1,608	*	Rewards Network, Inc	7
4,760		Reynolds & Reynolds Co (Class A)	129

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
10,282		Robert Half International, Inc	277
2,131		Rollins, Inc	40
4,293	*	RSA Security, Inc	68
5,099	*	S1 Corp	35
1,510	*	SafeNet, Inc	44
5,900	*	Sapient Corp	43
8,064	*	Scansoft, Inc	30
2,400	*	Secure Computing Corp	21
3,749	*	Seebeyond Technology Corp	12
1,706	*	Serena Software, Inc	41
20,732		Servicemaster Co	280
349	*	SI International, Inc	10
29,162	*	Siebel Systems, Inc	266
4,049	*	Sitel Corp	8
588	*	SoftBrands, Inc	1
1,534	*	Sohu.com, Inc	27
4,132	*	SonicWALL, Inc	21
3,230	*	Sotheby’s Holdings, Inc (Class A)	55
1,366	*	Source Interlink Cos, Inc	15
4,207	*	Spherion Corp	32
900	*	SPSS, Inc	16
905	*	SRA International, Inc (Class A)	55
849		SS&C Technologies, Inc	19
746		Startek, Inc	13
1,182	*	Stellent, Inc	10
466	*	Stratasys, Inc	13
227,953	*	Sun Microsystems, Inc	921
19,970	*	SunGard Data Systems, Inc	689
2,522	*	SupportSoft, Inc	13
6,736	*	Sybase, Inc	124
1,700	*	Sykes Enterprises, Inc	12
48,964	*	Symantec Corp	1,044
455	*	SYNNEX Corp	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
10,114	*	Synopsys, Inc	183
403		Syntel, Inc	7
3,100	*	Take-Two Interactive Software, Inc	121
1,252		Talx Corp	23
2,768	*	TeleTech Holdings, Inc	36
2,833	*	THQ, Inc	80
13,792	*	TIBCO Software, Inc	103
1,039	*	Tier Technologies, Inc (Class B)	8
5,832	*	Titan Corp	106
309	*	TNS, Inc	6
2,517		Total System Services, Inc	63
1,168	*	TradeStation Group, Inc	7
2,585	*	Transaction Systems Architects, Inc	60
300	*	Travelzoo, Inc	15
2,119	*	Trizetto Group, Inc	20
3,314	*	Tumbleweed Communications Corp	9
3,517	*	Tyler Technologies, Inc	27
1,063	*	Ultimate Software Group, Inc	17
21,677	*	Unisys Corp	153
3,701	*	United Online, Inc	39
3,755	*	United Rentals, Inc	76
1,098	*	Universal Compression Holdings, Inc	42
5,496	*	Valueclick, Inc	58
812	*	Verint Systems, Inc	28
17,237	*	VeriSign, Inc	495
29,446	*	Veritas Software Corp	684
2,069	*	Verity, Inc	20
634	*	Vertrue, Inc	22
1,519		Viad Corp	41
16,948	*	Vignette Corp	22
572	*	Volt Information Sciences, Inc	14
2,210	*	WatchGuard Technologies, Inc	7
2,094	*	WebEx Communications, Inc	45
21,702	*	WebMD Corp	184
3,244	*	webMethods, Inc	18
1,479	*	Websense, Inc	80
6,001	*	Westwood One, Inc	122
4,910	*	Wind River Systems, Inc	74
1,427	*	Witness Systems, Inc	25
78,861	*	Yahoo!, Inc	2,673
1,449	*	Zix Corp	5

		TOTAL BUSINESS SERVICES	57,692

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
CHEMICALS AND ALLIED PRODUCTS - 10.20%
107,811		Abbott Laboratories	5,026
5,917	*	Abgenix, Inc	41
1,183	*	Able Laboratories, Inc	28
1,345		Aceto Corp	10
2,849	*	Adolor Corp	28
656	*	Advancis Pharmaceutical Corp	2
15,826		Air Products & Chemicals, Inc	1,002
1,600	*	Albany Molecular Research, Inc	16
1,874		Albemarle Corp	68
4,371		Alberto-Culver Co	209
2,605	*	Alexion Pharmaceuticals, Inc	56
6,230	*	Alkermes, Inc	65
9,267		Allergan, Inc	644
2,624		Alpharma, Inc (Class A)	32
1,431	*	American Pharmaceutical Partners, Inc	74
348		American Vanguard Corp	16
89,594	*	Amgen, Inc	5,215
6,644	*	Amylin Pharmaceuticals, Inc	116
5,037	*	Andrx Corp	114
1,500		Arch Chemicals, Inc	43
3,860	*	Array Biopharma, Inc	27
2,452	*	Atherogenics, Inc	32
4,070	*	Avant Immunotherapeutics, Inc	7
7,783		Avery Dennison Corp	482
32,804		Avon Products, Inc	1,409
6,129	*	Barr Pharmaceuticals, Inc	299
454	*	Barrier Therapeutics, Inc	7
872	*	Benthley Pharmaceuticals, Inc	6
1,137	*	BioCryst Pharmaceuticals, Inc	5
2,648	*	Bioenvision, Inc	15
22,886	*	Biogen Idec, Inc	790
4,266	*	BioMarin Pharmaceutical, Inc	22
842	*	Biosite, Inc	44
1,087	*	Bone Care International, Inc	28
940	*	Bradley Pharmaceuticals, Inc	9
134,450		Bristol-Myers Squibb Co	3,423
4,244		Cabot Corp	142
2,400		Calgon Carbon Corp	20
1,815		Cambrex Corp	39
1,149	*	CancerVax Corp	8
631	*	Caraco Pharmaceutical Laboratories Ltd	5
2,900	*	Celanese Corp (Series A)	52
3,105	*	Cell Genesys, Inc	14
5,999	*	Cell Therapeutics, Inc	22
3,899	*	Cephalon, Inc	183

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
4,243	*	Charles River Laboratories International, Inc	200
1,163	*	Chattem, Inc	52
6,618	*	Chiron Corp	232
4,279		Church & Dwight Co, Inc	152
7,542		Clorox Co	475
36,810		Colgate-Palmolive Co	1,920
2,200	*	Connetics Corp	56
428	*	Corgentech, Inc	1
3,871	*	Corixa Corp	12
7,909		Crompton Corp	115
2,851	*	Cubist Pharmaceuticals, Inc	30
2,881	*	Curis, Inc	10
3,041	*	Cypress Bioscience, Inc	28
2,754		Cytec Industries, Inc	149
1,078	*	Cytogen Corp	6
525	*	Cytokinetics, Inc	3
2,958	*	Dade Behring Holdings, Inc	174
4,015	*	Dendreon Corp	22
1,474		Diagnostic Products Corp	71
900	*	Digene Corp	19
4,949	*	Discovery Laboratories, Inc	28
700	*	Dov Pharmaceutical, Inc	10
64,653		Dow Chemical Co	3,223
69,126		Du Pont (E.I.) de Nemours & Co	3,542
1,775	*	Durect Corp	6
1,041	*	Dusa Pharmaceuticals, Inc	9
5,382		Eastman Chemical Co	318
13,076		Ecolab, Inc	432
1,399	*	Elizabeth Arden, Inc	33
4,500	*	Encysive Pharmaceuticals, Inc	46
8,213		Engelhard Corp	247
3,094	*	Enzon, Inc	32
1,950	*	Eon Labs, Inc	59
1,584	*	EPIX Pharmaceuticals, Inc	11
7,158		Estee Lauder Cos (Class A)	322
474	*	Eyetech Pharmaceuticals, Inc	13
2,913		Ferro Corp	55
1,824	*	First Horizon Pharmaceutical	31
2,528	*	FMC Corp	135
24,815	*	Forest Laboratories, Inc	917
3,645	*	Genaera Corp	8
6,116	*	Genelabs Technologies	4
30,422	*	Genentech, Inc	1,722
4,216	*	Genta, Inc	5
16,753	*	Genzyme Corp	959
1,978		Georgia Gulf Corp	91
3,135	*	Geron Corp	19
30,840	*	Gilead Sciences, Inc	1,104
69,345		Gillette Co	3,501
3,527		Great Lakes Chemical Corp	113
5,360	*	Guilford Pharmaceuticals, Inc	12
2,005		H.B. Fuller Co	58
956	*	Hollis-Eden Pharmaceuticals	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
11,025	*	Hospira, Inc	356
8,974	*	Human Genome Sciences, Inc	83
3,700	*	Huntsman Corp	86
3,632	*	ICOS Corp	82
2,414	*	Idexx Laboratories, Inc	131
4,293	*	ImClone Systems, Inc	148
2,898	*	Immucor, Inc	87
2,900	*	Immunogen, Inc	15
6,300	*	Immunomedics, Inc	15
3,380	*	Impax Laboratories, Inc	54
4,319	*	Indevus Pharmaceuticals, Inc	12
3,383	*	Inkine Pharmaceutical Co	10
2,221	*	Inspire Pharmaceuticals, Inc	18
236		Inter Parfums, Inc	3
1,694	*	InterMune, Inc	19
5,526		International Flavors & Fragrances, Inc	218
933	*	Inverness Medical Innovations, Inc	22
3,641	*	Invitrogen Corp	252
3,357	*	Isis Pharmaceuticals, Inc	13
1,537	*	Isolagen, Inc	10
13,042	*	IVAX Corp	258
16,832	*	King Pharmaceuticals, Inc	140
1,201	*	Kos Pharmaceuticals, Inc	50
358		Kronos Worldwide, Inc	15
2,481	*	KV Pharmaceutical Co (Class A)	58
400	*	Lannett Co, Inc	3
5,135	*	Ligand Pharmaceuticals, Inc (Class B)	29
67,653		Lilly (Eli) & Co	3,525
13,567		Lyondell Chemical Co	379
1,876		MacDermid, Inc	61
987		Mannatech, Inc	19
1,000	*	MannKind Corp	14
1,805	*	Martek Biosciences Corp	105
6,813	*	Medarex, Inc	49
3,315	*	Medicines Co	75
4,254		Medicis Pharmaceutical Corp (Class A)	128

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
17,562	*	MedImmune, Inc	418
153,556		Merck & Co, Inc	4,971
4,800	*	MGI Pharma, Inc	121
21,183	*	Millennium Pharmaceuticals, Inc	178
1,370		Minerals Technologies, Inc	90
18,393		Monsanto Co	1,186
8,050	*	Mosaic Co	137
19,174		Mylan Laboratories, Inc	340
970	*	Myogen, Inc	8
4,000	*	Nabi Biopharmaceuticals	50
3,300	*	Nalco Holding Co	62
810		Nature’s Sunshine Products, Inc	14
3,790	*	NBTY, Inc	95
5,807	*	Nektar Therapeutics	81
800	*	Neose Technologies, Inc	2
2,526	*	Neurocrine Biosciences, Inc	96
1,736	*	Neurogen Corp	12
954	*	NewMarket Corp	18
685	*	NitroMed, Inc	12
964	*	NL Industries, Inc	22
1,322	*	Northfield Laboratories, Inc	15
1,495	*	Noven Pharmaceuticals, Inc	25
2,588	*	NPS Pharmaceuticals, Inc	33
547	*	Nutraceutical International Corp	9
1,969	*	Nuvelo, Inc	13
730		Octel Corp	14
4,620		Olin Corp	103
1,900	*	OM Group, Inc	58
2,700	*	Omnova Solutions, Inc	14
2,409	*	Onyx Pharmaceuticals, Inc	76
2,301	*	OraSure Technologies, Inc	17
3,532	*	OSI Pharmaceuticals, Inc	146
1,792	*	Pain Therapeutics, Inc	9
3,661	*	Palatin Technologies, Inc	9
2,340	*	Par Pharmaceutical Cos, Inc	78
1,019	*	Penwest Pharmaceuticals Co	13
8,739	*	Peregrine Pharmaceuticals, Inc	13
650	*	PetMed Express, Inc	5
527,290		Pfizer, Inc	13,852
1,363	*	Pharmacyclics, Inc	11
1,354	*	Pharmion Corp	39
1,825		PolyMedica Corp	58
6,365	*	PolyOne Corp	57
1,425	*	Pozen, Inc	7
12,060		PPG Industries, Inc	863
3,663	*	Praecis Pharmaceuticals, Inc	4
22,726		Praxair, Inc	1,088
177,879		Procter & Gamble Co	9,428
1,883	*	Progenics Pharmaceuticals	32
6,891	*	Protein Design Labs, Inc	110
564		Quaker Chemical Corp	12
1,846	*	Quidel Corp	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
10,143	*	Revlon, Inc (Class A)	29
11,196		Rohm & Haas Co	537
8,531		RPM International, Inc	156
2,502	*	Salix Pharmaceuticals Ltd	41
482	*	Santarus, Inc	2
101,961		Schering-Plough Corp	1,851
3,627	*	Sciclone Pharmaceuticals, Inc	10
1,491	*	Scotts Miracle-Gro Co (Class A)	105
7,449	*	Sepracor, Inc	428
1,924	*	Serologicals Corp	47
8,310		Sherwin-Williams Co	366
4,902		Sigma-Aldrich Corp	300
500		Stepan Co	12
3,078	*	SuperGen, Inc	15
900	*	SurModics, Inc	29
1,732	*	Tanox, Inc	17
2,712	*	Terra Industries, Inc	21
4,014	*	Third Wave Technologies, Inc	23
1,125	*	United Therapeutics Corp	51
594	*	USANA Health Sciences, Inc	28
5,847		USEC, Inc	95
5,951		Valeant Pharmaceuticals International	134
3,402		Valspar Corp	158
4,480	*	VCA Antech, Inc	91
5,476	*	Vertex Pharmaceuticals, Inc	51
3,097	*	Vicuron Pharmaceuticals, Inc	49
3,847	*	Vion Pharmaceuticals, Inc	11
7,448	*	Watson Pharmaceuticals, Inc	229
2,293		Wellman, Inc	33
1,884		West Pharmaceutical Services, Inc	45
500		Westlake Chemical Corp	16
4,714	b*	WR Grace & Co	40
92,189		Wyeth	3,889
3,151	*	Zila, Inc	13
1,349	*	Zymogenetics, Inc	21

		TOTAL CHEMICALS AND ALLIED PRODUCTS	90,310

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
COAL MINING - 0.13%
1,700	*	Alpha Natural Resources, Inc	49
3,797		Arch Coal, Inc	163
6,258		Consol Energy, Inc	294
5,274		Massey Energy Co	211
8,890		Peabody Energy Corp	412

		TOTAL COAL MINING	1,129

COMMUNICATIONS - 4.65%
2,139	*	Airspan Networks, Inc	11
8,576	*	Alamosa Holdings, Inc	100
683		Alaska Communications Systems Group, Inc	7
21,531		Alltel Corp	1,181
14,842	*	American Tower Corp (Class A)	271
54,900		AT&T Corp	1,029
30,016	*	Avaya, Inc	351
465	*	Beasley Broadcast Group, Inc (Class A)	8
126,804		BellSouth Corp	3,334
1,076	*	Boston Communications Group	8
11,967	*	Cablevision Systems Corp (Class A)	336
600	*	Centennial Communications Corp	7
9,923		CenturyTel, Inc	326
18,720	*	Charter Communications, Inc (Class A)	30
13,787	*	Cincinnati Bell, Inc	59
3,758	*	Citadel Broadcasting Corp	52
34,293		Clear Channel Communications, Inc	1,182
85,080	*	Comcast Corp (Class A)	2,874
63,897	*	Comcast Corp (Special Class A)	2,134
1,582	*	Commonwealth Telephone Enterprises, Inc	75
2,400	*	Cox Radio, Inc (Class A)	40
13,275	*	Crown Castle International Corp	213
1,802	*	Crown Media Holdings, Inc (Class A)	16
1,200		CT Communications, Inc	13
3,424	*	Cumulus Media, Inc (Class A)	49
866		D&E Communications, Inc	8
45,025	*	DIRECTV Group, Inc	649
7,652	*	Dobson Communications Corp (Class A)	15
16,099		EchoStar Communications Corp (Class A)	471
3,406	*	Emmis Communications Corp (Class A)	65
2,805	*	Entercom Communications Corp	100
3,129	*	Entravision Communications Corp (Class A)	28
354	*	Fisher Communications, Inc	18
8,259	*	Foundry Networks, Inc	82
3,022	*	General Communication, Inc (Class A)	28
2,524		Global Payments, Inc	163
824		Golden Telecom, Inc	21
3,118		Gray Television, Inc	45
2,141		Hearst-Argyle Television, Inc	55
24,346	*	IAC/InterActiveCorp	542
2,397	*	IDT Corp	34
1,600	*	IDT Corp (Class B)	24
2,972	*	Insight Communications Co, Inc	35
16,435	*	Internap Network Services Corp	10
1,400		Iowa Telecommunications Services, Inc	27
872	*	ITC Deltacom, Inc	1
1,116	*	j2 Global Communications, Inc	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
47,202	*	Level 3 Communications, Inc	97
1,093		Liberty Corp	44
11,403	*	Liberty Media International, Inc	499
1,798	*	Lin TV Corp (Class A)	30
791	*	Lodgenet Entertainment Corp	15
293,541	*	Lucent Technologies, Inc	807
1,446	*	Mastec, Inc	12
39,967	f,v*	McLeod (Escrow)	0
4,583	*	Mediacom Communications Corp	30
2,479	*	Net2Phone, Inc	4
700	*	Nexstar Broadcasting Group, Inc	5
69,717	*	Nextel Communications, Inc (Class A)	1,981
8,520	*	Nextel Partners, Inc (Class A)	187
3,959	*	NII Holdings, Inc (Class B)	228
1,200		North Pittsburgh Systems, Inc	24
1,281	*	Novatel Wireless, Inc	14
4,962	*	NTL, Inc	316
2,900	*	Paxson Communications Corp	2
3,398	*	Premiere Global Services, Inc	38
3,675	*	Price Communications Corp	64
5,905	*	Primus Telecommunications Group	9
99,998	*	Qwest Communications International, Inc	370
3,960	*	Radio One, Inc (Class A)	58
1,831	*	Radio One, Inc (Class D)	27
4,225	b,v*	RCN Corp	0
2,346	*	Regent Communications, Inc	13
1,057	*	Saga Communications, Inc (Class A)	17
695	*	Salem Communications Corp (Class A)	14
230,205		SBC Communications, Inc	5,454
468		Shenandoah Telecom Co	15
3,111		Sinclair Broadcast Group, Inc (Class A)	25
2,599	*	Spanish Broadcasting System, Inc (Class A)	27
2,718	*	Spectrasite, Inc	158

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
98,242		Sprint Corp	2,235
956		SureWest Communications	22
1,652	*	Talk America Holdings, Inc	11
3,563		Telephone & Data Systems, Inc	291
20,864	*	Terremark Worldwide, Inc	14
3,067	*	Time Warner Telecom, Inc (Class A)	12
3,172	*	Tivo, Inc	16
2,652	*	Triton PCS Holdings, Inc (Class A)	6
1,032	*	U.S. Cellular Corp	47
4,890	*	Ubiquitel, Inc	33
24,150	*	UnitedGlobalcom, Inc (Class A)	228
15,570	*	Univision Communications, Inc (Class A)	431
1,642	*	USA Mobility, Inc	53
191,661		Verizon Communications, Inc	6,804
7,400		Viacom, Inc (Class A)	259
96,577		Viacom, Inc (Class B)	3,364
1,307	*	West Corp	42
5,466	*	Western Wireless Corp (Class A)	207
3,292	*	Wireless Facilities, Inc	21
10,451	*	XM Satellite Radio Holdings, Inc	329
1,003	*	Young Broadcasting, Inc (Class A)	9

		TOTAL COMMUNICATIONS	41,183

DEPOSITORY INSTITUTIONS - 9.72%
1,016		1st Source Corp	22
853		ABC Bancorp	14
626	*	ACE Cash Express, Inc	14
59	*	AmericanWest Bancorp	1
24,754		AmSouth Bancorp	642
1,467		Anchor Bancorp Wisconsin, Inc	41
628		Arrow Financial Corp	17
8,938		Associated Banc-Corp	279
8,489		Astoria Financial Corp	215
283		Bancfirst Corp	20
5,600		Bancorpsouth, Inc	116
500		BancTrust Financial Group, Inc	10
5,476		Bank Mutual Corp	65
281,828		Bank of America Corp	12,429
1,000		Bank of Granite Corp	18
4,503		Bank of Hawaii Corp	204
53,622		Bank of New York Co, Inc	1,558
638		Bank of The Ozarks, Inc	20
2,977		BankAtlantic Bancorp, Inc (Class A)	52
2,181		BankUnited Financial Corp (Class A)	59
777		Banner Corp	21
38,379		BB&T Corp	1,500
449		Berkshire Hills Bancorp, Inc	15
600	*	BFC Financial Corp	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
1,341	*	BOK Financial Corp	55
1,898		Boston Private Financial Holdings, Inc	45
534		Bryn Mawr Bank Corp	11
580		Camden National Corp	21
500		Capital City Bank Group, Inc	20
333		Capital Corp of the West	15
294	*	Capital Crossing Bank	10
1,624		Capitol Federal Financial	56
1,121		Cascade Bancorp	22
3,046		Cathay General Bancorp	96
622		Center Financial Corp	11
812	*	Central Coast Bancorp	14
1,887		Central Pacific Financial Corp	63
229		Century Bancorp, Inc (Class A)	7
285		Charter Financial Corp	10
1,722		Chemical Financial Corp	56
3,197		Chittenden Corp	83
357,403		Citigroup, Inc	16,062
3,400	*	Citigroup, Inc (Litigation Wts)	6
3,061		Citizens Banking Corp	90
651		Citizens First Bancorp, Inc	15
550		City Bank	18
1,237		City Holding Co	37
2,882		City National Corp	201
960		Coastal Financial Corp	14
675		CoBiz, Inc	13
8,730		Colonial Bancgroup, Inc	179
416		Columbia Bancorp	13
1,059		Columbia Banking System, Inc	25
12,137		Comerica, Inc	669
9,690		Commerce Bancorp, Inc	315
4,497		Commerce Bancshares, Inc	217
2,474		Commercial Capital Bancorp, Inc	50
3,124		Commercial Federal Corp	86
1,636		Community Bank System, Inc	37
1,094		Community Trust Bancorp, Inc	32
8,752		Compass Bancshares, Inc	397
1,170		Corus Bankshares, Inc	56
3,532		Cullen/Frost Bankers, Inc	159
3,221		CVB Financial Corp	58
2,409		Dime Community Bancshares	37

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
1,439		Downey Financial Corp	89
3,493		East West Bancorp, Inc	129
1,563	*	Euronet Worldwide, Inc	45
447		Farmers Capital Bank Corp	15
1,729		Fidelity Bankshares, Inc	40
32,804		Fifth Third Bancorp	1,410
559		Financial Institutions, Inc	11
720		First Bancorp (North Carolina)	16
2,338		First Bancorp (Puerto Rico)	99
900		First Busey Corp (Class A)	17
2,100		First Charter Corp	47
436		First Citizens Bancshares, Inc (Class A)	64
4,204		First Commonwealth Financial Corp	58
831		First Community Bancorp	37
710		First Community Bancshares, Inc	20
2,593		First Financial Bancorp	47
1,093		First Financial Bankshares, Inc	49
1,000		First Financial Corp (Indiana)	30
1,000		First Financial Holdings, Inc	28
8,846		First Horizon National Corp	361
1,295		First Merchants Corp	34
3,362		First Midwest Bancorp, Inc	109
465		First Oak Brook Bancshares, Inc	14
200		First of Long Island Corp	8
1,356		First Republic Bank	44
998		First State Bancorp	17
1,200	*	FirstFed Financial Corp	61
5,818		FirstMerit Corp	156
1,967		Flagstar Bancorp, Inc	38
1,105		Flushing Financial Corp	20
154		FMS Financial Corp	3
3,097		FNB Corp	59
419		FNB Corp (Virginia)	11
739	*	Franklin Bank Corp	13
1,064		Frontier Financial Corp	40
8,101		Fulton Financial Corp	177
375		GB&T Bancshares, Inc	8
1,530		Glacier Bancorp, Inc	47
2,600		Gold Banc Corp, Inc	36
17,420		Golden West Financial Corp	1,054
832		Great Southern Bancorp, Inc	27
3,669		Greater Bay Bancorp	90
1,914		Hancock Holding Co	62
2,620		Hanmi Financial Corp	43
1,557		Harbor Florida Bancshares, Inc	53
1,734		Harleysville National Corp	37
928		Heartland Financial U.S.A., Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
11,051		Hibernia Corp (Class A)	354
707		Horizon Financial Corp	13
4,961		Hudson City Bancorp, Inc	181
3,093		Hudson United Bancorp	109
16,187		Huntington Bancshares, Inc	387
409		IberiaBank Corp	23
4,582		Independence Community Bank Corp	179
934		Independent Bank Corp (Massachusetts)	27
1,527		Independent Bank Corp (Michigan)	44
3,878		IndyMac Bancorp, Inc	132
1,112		Integra Bank Corp	25
924		Interchange Financial Services Corp	16
2,441		International Bancshares Corp	85
1,234		Irwin Financial Corp	28
332	*	Itla Capital Corp	17
246,280		JPMorgan Chase & Co	8,521
28,670		KeyCorp	930
2,123		KNBT Bancorp, Inc	32
887		Lakeland Bancorp, Inc	14
367		Lakeland Financial Corp	14
4,803		M & T Bank Corp	490
529		Macatawa Bank Corp	18
1,974		MAF Bancorp, Inc	82
944		Main Street Banks, Inc	25
697		MainSource Financial Group, Inc	15
15,606		Marshall & Ilsley Corp	652
1,219		MB Financial, Inc	47
1,138		MBT Financial Corp	21
29,638		Mellon Financial Corp	846
498		Mercantile Bank Corp	20
5,608		Mercantile Bankshares Corp	285
1,600		Mid-State Bancshares	43
600		Midwest Banc Holdings, Inc	12
1,144		Nara Bancorp, Inc	16
219		NASB Financial, Inc	9
38,765		National City Corp	1,299
2,081		National Penn Bancshares, Inc	51
514		NBC Capital Corp	12
2,152		NBT Bancorp, Inc	48
3,228		NetBank, Inc	27
18,040		New York Community Bancorp, Inc	328
3,283		NewAlliance Bancshares, Inc	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
29,866		North Fork Bancorp, Inc	828
13,754		Northern Trust Corp	597
792		Northwest Bancorp, Inc	17
221		Oak Hill Financial, Inc	7
786		OceanFirst Financial Corp	18
2,600	*	Ocwen Financial Corp	21
5,206		Old National Bancorp	106
1,064		Old Second Bancorp, Inc	32
593		Omega Financial Corp	18
3,244		Pacific Capital Bancorp	97
806		Park National Corp	91
1,431		Partners Trust Financial Group, Inc	15
520		Peapack Gladstone Financial Corp	14
762		Pennfed Financial Services, Inc	11
550		Pennrock Financial Services Corp	19
795		Peoples Bancorp, Inc	21
2,611		People’s Bank	107
513		Peoples Holding Co	16
1,627		PFF Bancorp, Inc	45
19,722		PNC Financial Services Group, Inc	1,015
2,753		Provident Bancorp, Inc	34
2,140		Provident Bankshares Corp	71
349		Provident Financial Holdings	10
4,876		Provident Financial Services, Inc	83
1,974		R & G Financial Corp (Class B)	62
32,144		Regions Financial Corp	1,041
557		Republic Bancorp, Inc (Class A) (Kentucky)	12
4,893		Republic Bancorp, Inc (Michigan)	66
997	*	Riggs National Corp	19
298		Royal Bancshares of Pennsylvania (Class A)	7
1,811		S & T Bancorp, Inc	64
806		S.Y. Bancorp, Inc	18
357		Santander Bancorp	9
577		SCBT Financial Corp	17
940		Seacoast Banking Corp of Florida	18
253		Security Bank Corp	10
388	*	Signature Bank	10
2,787	*	Silicon Valley Bancshares	123
1,066		Simmons First National Corp (Class A)	26
7,276		Sky Financial Group, Inc	195
362		Smithtown Bancorp, Inc	10
4,243		South Financial Group, Inc	130
655		Southside Bancshares, Inc	14
4,770		Southwest Bancorp of Texas, Inc	88
740		Southwest Bancorp, Inc	14
25,077		Sovereign Bancorp, Inc	556
580		State Bancorp, Inc	15
345		State Financial Services Corp (Class A)	13
23,503		State Street Corp	1,028
1,142		Sterling Bancorp	28
2,600		Sterling Bancshares, Inc	37
1,423		Sterling Financial Corp (Pennsylvania)	37
1,570	*	Sterling Financial Corp (Spokane)	56
507	*	Sun Bancorp, Inc (New Jersey)	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
22,733		SunTrust Banks, Inc	1,638
21,261		Synovus Financial Corp	592
300		Taylor Capital Group, Inc	10
10,086		TCF Financial Corp	274
5,978	*	TD Banknorth, Inc	187
1,482	*	Texas Capital Bancshares, Inc	31
2,604		Texas Regional Bancshares, Inc (Class A)	78
1,572		TierOne Corp	37
726		Trico Bancshares	15
5,202		Trustco Bank Corp NY	60
3,402		Trustmark Corp	99
130,933		U.S. Bancorp	3,773
1,058		U.S.B. Holding Co, Inc	23
3,139		UCBH Holdings, Inc	125
1,144		UMB Financial Corp	65
3,040		Umpqua Holdings Corp	71
543		Union Bankshares Corp	17
3,734		UnionBanCal Corp	229
2,534		United Bankshares, Inc	84
1,791		United Community Banks, Inc	43
1,981		United Community Financial Corp	22
528		Univest Corp of Pennsylvania	21
1,587		Unizan Financial Corp	41
7,192		Valley National Bancorp	185
402	*	Virginia Commerce Bancorp	11
524		Virginia Financial Group, Inc	17
7,937		W Holding Co, Inc	80
111,224		Wachovia Corp	5,662
5,875		Washington Federal, Inc	137
881		Washington Trust Bancorp, Inc	24
3,532		Webster Financial Corp	160
116,700		Wells Fargo & Co	6,979
1,533		Wesbanco, Inc	42
1,260		West Bancorporation	21
1,194		West Coast Bancorp	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
2,316		Westamerica Bancorp	120
354	*	Western Sierra Bancorp	12
2,764		Whitney Holding Corp	123
4,525		Wilmington Trust Corp	159
980		Wilshire Bancorp, Inc	13
1,371		Wintrust Financial Corp	65
620		WSFS Financial Corp	33
558		Yardville National Bancorp	18
6,385		Zions Bancorp	441

		TOTAL DEPOSITORY INSTITUTIONS	86,026

EATING AND DRINKING PLACES - 0.76%
6,027		Applebee’s International, Inc	166
5,554		Aramark Corp (Class B)	146
758	*	BJ’s Restaurants, Inc	15
2,400		Bob Evans Farms, Inc	56
6,702	*	Brinker International, Inc	243
395	*	Buffalo Wild Wings, Inc	15
1,020	*	California Pizza Kitchen, Inc	24
3,340		CBRL Group, Inc	138
2,674	*	CEC Entertainment, Inc	98
3,658	*	CKE Restaurants, Inc	58
1,430	*	Cosi, Inc	10
11,518		Darden Restaurants, Inc	353
790	*	Dave & Buster’s, Inc	15
1,100		Domino’s Pizza, Inc	21
1,384		IHOP Corp	66
2,536	*	Jack In The Box, Inc	94
4,363	*	Krispy Kreme Doughnuts, Inc	33
1,378		Landry’s Restaurants, Inc	40
1,175		Lone Star Steakhouse & Saloon, Inc	34
87,022		McDonald’s Corp	2,710
1,720	*	O’Charley’s, Inc	37
4,319		Outback Steakhouse, Inc	198
1,702	*	P.F. Chang’s China Bistro, Inc	102
875	*	Papa John’s International, Inc	30
2,362	*	Rare Hospitality International, Inc	73
832	*	Red Robin Gourmet Burgers, Inc	42
4,500		Ruby Tuesday, Inc	109
3,096	*	Ryan’s Restaurant Group, Inc	45
4,074	*	Sonic Corp	136
5,401	*	The Cheesecake Factory, Inc	191
1,689	*	The Steak N Shake Co	33
955		Triarc Cos (Class A)	14
1,910		Triarc Cos (Class B)	26
7,905		Wendy’s International, Inc	309
20,253		Yum! Brands, Inc	1,049

		TOTAL EATING AND DRINKING PLACES	6,729

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
EDUCATIONAL SERVICES - 0.19%
10,177	*	Apollo Group, Inc (Class A)	754
7,039	*	Career Education Corp	241
6,096	*	Corinthian Colleges, Inc	96
4,016	*	DeVry, Inc	76
4,955	*	Education Management Corp	138
3,070	*	ITT Educational Services, Inc	149
2,500	*	Laureate Education, Inc	107
753	*	Learning Tree International, Inc	11
1,157	*	Princeton Review, Inc	6
968		Strayer Education, Inc	110
982	*	Universal Technical Institute, Inc	36

		TOTAL EDUCATIONAL SERVICES	1,724

ELECTRIC, GAS, AND SANITARY SERVICES - 3.91%
43,522	*	AES Corp	713
4,464		AGL Resources, Inc	156
8,638	*	Allegheny Energy, Inc	178
1,993		Allete, Inc	83
7,401		Alliant Energy Corp	198
18,153	*	Allied Waste Industries, Inc	133
13,593		Ameren Corp	666
27,607		American Electric Power Co, Inc	940
1,100		American States Water Co	28
6,496		Aqua America, Inc	158
13,555	*	Aquila, Inc	52
4,959		Atmos Energy Corp	134
3,500		Avista Corp	61
2,253		Black Hills Corp	75
1,000		California Water Service Group	33
28,919	*	Calpine Corp	81
800		Cascade Natural Gas Corp	16
1,195	*	Casella Waste Systems, Inc (Class A)	16
19,443		Centerpoint Energy, Inc	234
846		Central Vermont Public Service Corp	19
1,183		CH Energy Group, Inc	54
12,513		Cinergy Corp	507
23,101		Citizens Communications Co	299
3,305		Cleco Corp	70
13,568	*	CMS Energy Corp	177

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
556		Connecticut Water Service, Inc	14
16,357		Consolidated Edison, Inc	690
11,749		Constellation Energy Group, Inc	607
165		Crosstex Energy, Inc	7
23,467		Dominion Resources, Inc	1,747
8,774		DPL, Inc	219
11,808		DTE Energy Co	537
64,647		Duke Energy Corp	1,811
5,400		Duquesne Light Holdings, Inc	97
513	*	Duratek, Inc	10
19,348	*	Dynegy, Inc (Class A)	76
22,619		Edison International	785
44,364		El Paso Corp	469
3,388	*	El Paso Electric Co	64
2,202		Empire District Electric Co	51
2,526		Energen Corp	168
10,424		Energy East Corp	273
453		EnergySouth, Inc	13
14,850		Entergy Corp	1,049
4,306		Equitable Resources, Inc	247
45,770		Exelon Corp	2,100
21,807		FirstEnergy Corp	915
25,854		FPL Group, Inc	1,038
4,858		Great Plains Energy, Inc	149
5,200		Hawaiian Electric Industries, Inc	133
2,558		Idacorp, Inc	73
11,333		KeySpan Corp	442
6,443		Kinder Morgan, Inc	488
1,400		Laclede Group, Inc	41
7,850		MDU Resources Group, Inc	217
1,200		MGE Energy, Inc	40
740		Middlesex Water Co	13
4,958		National Fuel Gas Co	142
1,850		New Jersey Resources Corp	81
3,050		Nicor, Inc	113
18,072		NiSource, Inc	412
8,777		Northeast Utilities	169
1,750		Northwest Natural Gas Co	63
5,450	*	NRG Energy, Inc	186
3,639		NSTAR	198
6,121		OGE Energy Corp	165
6,261		Oneok, Inc	193
1,000		Ormat Technologies, Inc	16
1,700		Otter Tail Corp	43
2,462		Peoples Energy Corp	103
10,872		Pepco Holdings, Inc	228
27,564		PG&E Corp	940
4,803		Piedmont Natural Gas Co, Inc	111
5,818		Pinnacle West Capital Corp	247
4,199		PNM Resources, Inc	112
12,849		PPL Corp	694
16,808		Progress Energy, Inc	705
5,000	v*	Progress Energy, Inc (Cvo)	0
16,150		Public Service Enterprise Group, Inc	878
6,554		Puget Energy, Inc	144
5,255		Questar Corp	311

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
20,600	*	Reliant Resources, Inc	234
10,488		Republic Services, Inc	351
1,126		Resource America, Inc (Class A)	39
7,241		SCANA Corp	277
14,197		Sempra Energy	566
8,800	*	Sierra Pacific Resources	95
447		SJW Corp	16
954		South Jersey Industries, Inc	54
50,834		Southern Co	1,618
4,318	*	Southern Union Co	108
2,332		Southwest Gas Corp	56
977		Southwest Water Co	10
3,019	*	Stericycle, Inc	133
13,093		TECO Energy, Inc	205
16,690		TXU Corp	1,329
2,868		UGI Corp	130
892		UIL Holdings Corp	45
2,373		Unisource Energy Corp	73
5,260		Vectren Corp	140
3,033	*	Waste Connections, Inc	105
40,109		Waste Management, Inc	1,157
5,944		Westar Energy, Inc	129
3,691		Western Gas Resources, Inc	127
3,300		WGL Holdings, Inc	102
38,656		Williams Cos, Inc	727
8,100		Wisconsin Energy Corp	288
2,680		WPS Resources Corp	142
28,092		Xcel Energy, Inc	483

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	34,657

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.70%
1,556	*	Actel Corp	24
4,420		Adtran, Inc	78

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
1,193	*	Advanced Energy Industries, Inc	12
24,577	*	Advanced Micro Devices, Inc	396
4,300	*	Aeroflex, Inc	40
46,506	*	Agere Systems, Inc (Class A)	67
70,211	*	Agere Systems, Inc (Class B)	100
1,895	*	Alliance Semiconductor Corp	5
26,342	*	Altera Corp	521
11,805		American Power Conversion Corp	308
1,695	*	American Superconductor Corp	17
4,556		Ametek, Inc	183
2,169	*	AMIS Holdings, Inc	24
6,298	*	Amkor Technology, Inc	24
4,718		Amphenol Corp (Class A)	175
25,778		Analog Devices, Inc	932
1,600	*	Anaren Microwave, Inc	19
1,164	*	Applica, Inc	6
21,599	*	Applied Micro Circuits Corp	71
589		Applied Signal Technology, Inc	13
6,045	*	Arris Group, Inc	42
2,137	*	Artesyn Technologies, Inc	19
645	*	Atheros Communications, Inc	7
29,484	*	Atmel Corp	87
2,169	*	ATMI, Inc	54
5,536	*	Avanex Corp	7
3,547		AVX Corp	43
2,164		Baldor Electric Co	56
674		Bel Fuse, Inc (Class B)	20
2,853	*	Benchmark Electronics, Inc	91
17,721	*	Broadcom Corp (Class A)	530
2,704	*	Broadwing Corp	11
1,800		C&D Technologies, Inc	18
1,465	*	California Micro Devices Corp	7
5,785	*	Capstone Turbine Corp	9
2,890	*	Carrier Access Corp	17
300	*	Catapult Communications Corp	6
2,989	*	C-COR, Inc	18
1,663	*	Ceradyne, Inc	37
2,612	*	Checkpoint Systems, Inc	44
493	*	Cherokee International Corp	3
39,460	*	CIENA Corp	68
1,163	*	Comtech Telecommunications	61
13,590	*	Comverse Technology, Inc	343
32,205	*	Conexant Systems, Inc	48
5,399	*	Cree, Inc	117
2,100		CTS Corp	27
1,000		Cubic Corp	19
8,434	*	Cypress Semiconductor Corp	106
1,813	*	DDi Corp	5
1,168	*	Digital Theater Systems, Inc	21
417	*	Diodes, Inc	11
2,576	*	Ditech Communications Corp	32
1,939	*	DSP Group, Inc	50
859	*	Dupont Photomasks, Inc	23
13,311	*	Eagle Broadband, Inc	5
2,000	*	Electro Scientific Industries, Inc	39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
29,330		Emerson Electric Co	1,904
756	*	EMS Technologies, Inc	10
5,202	*	Energizer Holdings, Inc	311
934	*	Energy Conversion Devices, Inc	21
4,002	*	Entegris, Inc	40
2,200	*	ESS Technology, Inc	12
2,800	*	Exar Corp	38
8,286	*	Fairchild Semiconductor International, Inc	127
11,493	*	Finisar Corp	14
924		Franklin Electric Co, Inc	35
26,959	*	Freescale Semiconductor, Inc (Class B)	465
2,934	*	FuelCell Energy, Inc	29
15,290	*	Gemstar-TV Guide International, Inc	67
729,326		General Electric Co	26,299
2,198	*	Genesis Microchip, Inc	32
870	*	Genlyte Group, Inc	78
6,759	*	GrafTech International Ltd	38
4,090		Harman International Industries, Inc	362
5,636	*	Harmonic, Inc	54
9,550		Harris Corp	312
1,700		Helix Technology Corp	26
1,700	*	Hexcel Corp	26
3,520		Hubbell, Inc (Class B)	180
1,800	*	Hutchinson Technology, Inc	63
5,045	*	Integrated Circuit Systems, Inc	96
7,233	*	Integrated Device Technology, Inc	87
2,100	*	Integrated Silicon Solution, Inc	14
446,984		Intel Corp	10,383
3,915	*	Interdigital Communications Corp	60
4,594	*	International Rectifier Corp	209
9,742		Intersil Corp (Class A)	169
1,400		Inter-Tel, Inc	34
2,296	*	InterVoice, Inc	26
1,160	*	IXYS Corp	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
10,780	*	Jabil Circuit, Inc	307
93,458	*	JDS Uniphase Corp	156
6,007	*	Kemet Corp	47
4,991	*	Kopin Corp	15
6,953		L-3 Communications Holdings, Inc	494
607	*	LaserCard Corp	3
7,863	*	Lattice Semiconductor Corp	42
1,074	*	Lifeline Systems, Inc	33
21,660		Linear Technology Corp	830
1,534	*	Littelfuse, Inc	44
1,293		LSI Industries, Inc	15
26,560	*	LSI Logic Corp	148
1,646	*	Magnetek, Inc	9
3,108	*	Mattson Technology, Inc	25
22,550		Maxim Integrated Products, Inc	922
5,338		Maytag Corp	75
8,165	*	McData Corp (Class A)	31
943	*	Medis Technologies Ltd	14
5,362	*	MEMC Electronic Materials, Inc	72
1,540	*	Mercury Computer Systems, Inc	42
1,251	*	Merix Corp	14
2,500		Methode Electronics, Inc	30
400	*	Metrologic Instruments, Inc	9
4,755	*	Micrel, Inc	44
14,149		Microchip Technology, Inc	368
39,886	*	Micron Technology, Inc	412
4,228	*	Microsemi Corp	69
4,100	*	Microtune, Inc	18
1,295	*	Microvision, Inc	8
2,847	*	MIPS Technologies, Inc	33
1,718	*	Mobility Electronics, Inc	12
8,643		Molex, Inc	228
1,515	*	Monolithic System Technology, Inc	9
1,809	*	Moog, Inc (Class A)	82
162,163		Motorola, Inc	2,428
7,339	*	MRV Communications, Inc	24
2,855	*	Mykrolis Corp	41
300		National Presto Industries, Inc	12
25,542		National Semiconductor Corp	526
3,233	*	NMS Communications Corp	14
10,695	*	Novellus Systems, Inc	286
11,534	*	Nvidia Corp	274
3,866	*	Omnivision Technologies, Inc	59
8,363	*	ON Semiconductor Corp	33
4,212	*	Openwave Systems, Inc	51
8,470	*	Oplink Communications, Inc	13
1,276	*	Optical Communication Products, Inc	2
869	*	OSI Systems, Inc	15
6,137	*	Paradyne Networks, Inc	13
1,250		Park Electrochemical Corp	25
1,447	*	Pericom Semiconductor Corp	12
2,260	*	Photronics, Inc	41
2,814	*	Pixelworks, Inc	23
3,309		Plantronics, Inc	126
3,100	*	Plexus Corp	36
3,483	*	Plug Power, Inc	23
2,974	*	PLX Technology, Inc	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
11,897	*	PMC-Sierra, Inc	105
7,006	*	Polycom, Inc	119
458	*	Powell Industries, Inc	8
1,813	*	Power Integrations, Inc	38
4,438	*	Power-One, Inc	22
7,309	*	Powerwave Technologies, Inc	57
6,815	*	QLogic Corp	276
111,818		Qualcomm, Inc	4,098
6,100	*	Rambus, Inc	92
1,100		Raven Industries, Inc	22
2,306	*	Rayovac Corp	96
1,663		Regal-Beloit Corp	48
4,091	*	Remec, Inc	22
12,915	*	RF Micro Devices, Inc	67
12,462		Rockwell Collins, Inc	593
1,100	*	Rogers Corp	44
36,135	*	Sanmina-SCI Corp	189
2,915	*	SBA Communications Corp	27
1,000	*	SBS Technologies, Inc	11
10,570		Scientific-Atlanta, Inc	298
1,500	*	Seachange International, Inc	19
5,166	*	Semtech Corp	92
1,709	*	Sigmatel, Inc	64
5,145	*	Silicon Image, Inc	52
2,561	*	Silicon Laboratories, Inc	76
5,900	*	Silicon Storage Technology, Inc	22
500	*	Siliconix, Inc	18
1,800	*	Sipex Corp	4
85,893	*	Sirius Satellite Radio, Inc	483
10,341	*	Skyworks Solutions, Inc	66
1,197		Smith (A.O.) Corp	35
1,632	*	Spatialight, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
1,300		Spectralink Corp	18
710	*	Staktek Holdings, Inc	3
1,279	*	Standard Microsystems Corp	22
700	*	Stoneridge, Inc	9
6,000	*	Stratex Networks, Inc	11
745	*	Supertex, Inc	14
12,134	*	Sycamore Networks, Inc	43
2,907	*	Symmetricom, Inc	32
1,530	*	Synaptics, Inc	35
2,804		Technitrol, Inc	42
3,400	*	Tekelec	54
32,508	*	Tellabs, Inc	237
4,400	*	Terayon Communication Systems, Inc	14
1,675	*	Tessera Technologies, Inc	72
119,677		Texas Instruments, Inc	3,051
4,084	*	Thomas & Betts Corp	132
10,352	*	Transmeta Corp	10
1,302	*	Trident Microsystems, Inc	23
2,378	*	Tripath Technology, Inc	2
9,492	*	Triquint Semiconductor, Inc	32
2,833	*	TTM Technologies, Inc	30
640	*	Ulticom, Inc	7
976	*	Ultralife Batteries, Inc	17
3,500	*	Universal Display Corp	24
1,000	*	Universal Electronics, Inc	17
6,265	*	UTStarcom, Inc	69
3,331	*	Valence Technology, Inc	10
2,523	*	Varian Semiconductor Equipment Associates, Inc	96
9,239	*	Verso Technologies, Inc	3
1,399	*	Viasat, Inc	26
1,471		Vicor Corp	15
11,380	*	Vishay Intertechnology, Inc	141
14,636	*	Vitesse Semiconductor Corp	39
2,980	*	Westell Technologies, Inc	16
4,823		Whirlpool Corp	327
1,507	*	Wilson Greatbatch Technologies, Inc	27
800		Woodhead Industries, Inc	11
23,957		Xilinx, Inc	700
1,399	*	Zhone Technologies, Inc	4

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	68,124

ENGINEERING AND MANAGEMENT SERVICES - 0.82%
1,600	*	Accelrys, Inc	9
1,230	*	Advisory Board Co	54
4,200	*	Affymetrix, Inc	180
3,126	*	Answerthink, Inc	13
1,368	*	Antigenics, Inc	9
4,841	*	Applera Corp (Celera Genomics Group)	50
5,800	*	Ariad Pharmaceuticals, Inc	32
3,562	*	Axonyx, Inc	4
10,858	*	BearingPoint, Inc	95
11,272	*	Celgene Corp	384
5,421	*	Century Business Services, Inc	22
706	*	Charles River Associates, Inc	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
1,445	*	Ciphergen Biosystems, Inc	4
942	*	Cornell Cos, Inc	12
2,561		Corporate Executive Board Co	164
2,443	*	Corrections Corp of America	94
4,280	*	Covance, Inc	204
4,974	*	CuraGen Corp	21
1,903	*	CV Therapeutics, Inc	39
3,808	*	Decode Genetics, Inc	22
1,618	*	DiamondCluster International, Inc	26
3,731	*	Digitas, Inc	38
1,742	*	Diversa Corp	9
1,820	*	Dyax Corp	6
3,090	*	eResearch Technology, Inc	36
4,377	*	Exelixis, Inc	30
5,722		Fluor Corp	317
1,000	*	Forrester Research, Inc	14
2,772	*	FTI Consulting, Inc	57
2,686	*	Gartner, Inc (Class A)	26
2,272	*	Gartner, Inc (Class B)	21
724	*	Genencor International, Inc	14
3,419	*	Gen-Probe, Inc	152
34,579		Halliburton Co	1,496
2,802	*	Hewitt Associates, Inc	75
4,807	*	Incyte Corp	33
599	*	Infrasource Services, Inc	7
3,395	*	Jacobs Engineering Group, Inc	176
1,504	*	Keryx Biopharmaceuticals, Inc	20
1,236	*	Kosan Biosciences, Inc	5
584		Landauer, Inc	28
907	*	LECG Corp	18
4,403	*	Lexicon Genetics, Inc	22
1,975	*	Lifecell Corp	18
1,864	*	Luminex Corp	14
3,668	*	Maxim Pharmaceuticals, Inc	6
1,221		MAXIMUS, Inc	41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
2,143	*	Maxygen, Inc	18
8,767		Moody’s Corp	709
400	*	MTC Technologies, Inc	13
1,780	*	Myriad Genetics, Inc	33
3,190	*	Navigant Consulting, Inc	87
951	*	Neopharm, Inc	7
4,219	*	Oscient Pharmaceuticals Corp	10
1,703	*	Parexel International Corp	40
23,218		Paychex, Inc	762
2,266	*	Per-Se Technologies, Inc	35
3,516	*	Pharmaceutical Product Development, Inc	170
6,113	*	Pharmos Corp	4
2,566	*	PRG-Schultz International, Inc	13
5,338		Quest Diagnostics, Inc	561
1,565	*	Regeneration Technologies, Inc	16
4,161	*	Regeneron Pharmaceuticals, Inc	21
3,214	*	Resources Connection, Inc	67
695	*	Rigel Pharmaceuticals, Inc	11
3,182	*	Seattle Genetics, Inc	16
867	*	SFBC International, Inc	31
1,062	*	Sourcecorp	21
1,956	*	Symyx Technologies, Inc	43
500	*	Tejon Ranch Co	22
2,861	*	Telik, Inc	43
3,591	*	Tetra Tech, Inc	45
2,015	*	Transkaryotic Therapies, Inc	50
791	*	TRC Cos, Inc	12
953	*	Trimeris, Inc	11
2,180	*	URS Corp	63
1,284	*	Ventiv Health, Inc	30
1,753	*	Washington Group International, Inc	79
2,145		Watson Wyatt & Co Holdings	58

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,253

FABRICATED METAL PRODUCTS - 0.63%
2,586	*	Alliant Techsystems, Inc	185
7,971		Ball Corp	331
714		CIRCOR International, Inc	18
4,036		Commercial Metals Co	137
3,558		Crane Co	102
11,261	*	Crown Holdings, Inc	175
16,086		Danaher Corp	859
376	*	Drew Industries, Inc	14
1,746	*	Griffon Corp	37
546		Gulf Island Fabrication, Inc	13
2,800		Harsco Corp	167
17,296		Illinois Tool Works, Inc	1,549
1,755	*	Intermagnetics General Corp	43
5,881	*	Jacuzzi Brands, Inc	57
496		Lifetime Hoan Corp	8
30,953		Masco Corp	1,073
933	*	Mobile Mini, Inc	38
1,321	*	NCI Building Systems, Inc	51
4,275	*	Shaw Group, Inc	93
711		Silgan Holdings, Inc	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
2,552		Simpson Manufacturing Co, Inc	79
4,037		Snap-On, Inc	128
4,636		Stanley Works	210
1,400		Sturm Ruger & Co, Inc	10
3,948	*	Taser International, Inc	47
1,000		Valmont Industries, Inc	22
690	*	Water Pik Technologies, Inc	14
1,666		Watts Water Technologies, Inc (Class A)	54

		TOTAL FABRICATED METAL PRODUCTS	5,560

FOOD AND KINDRED PRODUCTS - 3.07%
1,106		American Italian Pasta Co (Class A)	30
55,800		Anheuser-Busch Cos, Inc	2,644
39,913		Archer Daniels Midland Co	981
700	*	Boston Beer Co, Inc (Class A)	15
1,041		Cal-Maine Foods, Inc	8
15,985		Campbell Soup Co	464
263		Coca-Cola Bottling Co Consolidated	14
145,815		Coca-Cola Co	6,076
15,688		Coca-Cola Enterprises, Inc	322
36,888		Conagra Foods, Inc	997
6,233	*	Constellation Brands, Inc (Class A)	330
5,068		Corn Products International, Inc	132
4,436	*	Darling International, Inc	18
10,683	*	Dean Foods Co	366
12,588	*	Del Monte Foods Co	137
650		Farmer Brothers Co	16
2,383		Flowers Foods, Inc	67
20,277		General Mills, Inc	997
24,578		H.J. Heinz Co	905
417	*	Hansen Natural Corp	25
6,944	*	Hercules, Inc	101
12,144		Hershey Foods Corp	734
5,077		Hormel Foods Corp	158

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
400		J & J Snack Foods Corp	19
3,989		J.M. Smucker Co	201
17,099		Kellogg Co	740
18,737		Kraft Foods, Inc (Class A)	619
1,829		Lancaster Colony Corp	78
1,746		Lance, Inc	28
686	*	M&F Worldwide Corp	9
9,489		McCormick & Co, Inc (Non-Vote)	327
550		MGP Ingredients, Inc	5
2,794		Molson Coors Brewing Co (Class B)	216
518	*	National Beverage Corp	4
624	*	Peets Coffee & Tea, Inc	15
10,947		Pepsi Bottling Group, Inc	305
4,434		PepsiAmericas Inc	100
117,953		PepsiCo, Inc	6,255
1,099		Pilgrim’s Pride Corp	39
2,056		Ralcorp Holdings, Inc	97
716		Sanderson Farms, Inc	31
54,701		Sara Lee Corp	1,212
3,076		Sensient Technologies Corp	66
6,371	*	Smithfield Foods, Inc	201
1,787		Tootsie Roll Industries, Inc	54
2,585		Topps Co, Inc	24
15,485		Tyson Foods, Inc (Class A)	258
11,005		Wrigley (Wm.) Jr Co	722

		TOTAL FOOD AND KINDRED PRODUCTS	27,162

FOOD STORES - 0.46%
1,696	*	7-Eleven, Inc	41
24,919		Albertson’s, Inc	515
97		Arden Group, Inc (Class A)	7
1,203	*	Great Atlantic & Pacific Tea Co, Inc	18
700		Ingles Markets, Inc (Class A)	9
51,659	*	Kroger Co	828
2,088	*	Panera Bread Co (Class A)	118
806	*	Pantry, Inc	25
2,206	*	Pathmark Stores, Inc	14
2,200		Ruddick Corp	51
31,297	*	Safeway, Inc	580
27,620	*	Starbucks Corp	1,427
779		Weis Markets, Inc	29
3,830		Whole Foods Market, Inc	391
2,108	*	Wild Oats Markets, Inc	22

		TOTAL FOOD STORES	4,075

FORESTRY - 0.13%
16,386		Weyerhaeuser Co	1,122

		TOTAL FORESTRY	1,122

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
FURNITURE AND FIXTURES - 0.28%
845		Bassett Furniture Industries, Inc	17
2,243		Ethan Allen Interiors, Inc	72
3,459		Furniture Brands International, Inc	75
5,200		Herman Miller, Inc	157
3,609		Hillenbrand Industries, Inc	200
4,114		HNI Corp	185
380		Hooker Furniture Corp	7
3,257	*	Interface, Inc (Class A)	22
12,860		Johnson Controls, Inc	717
2,436		Kimball International, Inc (Class B)	35
3,952		La-Z-Boy, Inc	55
13,581		Leggett & Platt, Inc	392
19,420		Newell Rubbermaid, Inc	426
2,530	*	Select Comfort Corp	52
389		Stanley Furniture Co, Inc	18
3,267		Steelcase, Inc (Class A)	45

		TOTAL FURNITURE AND FIXTURES	2,475

FURNITURE AND HOMEFURNISHINGS STORES - 0.37%
20,930	*	Bed Bath & Beyond, Inc	765
18,471		Best Buy Co, Inc	998
13,817		Circuit City Stores, Inc (Circuit City Group)	222
1,370	*	Cost Plus, Inc	37
1,100	*	Electronics Boutique Holdings Corp	47
2,570	*	GameStop Corp (Class B)	57
1,692	*	Guitar Center, Inc	93
1,232		Haverty Furniture Cos, Inc	19
700	*	Kirkland’s, Inc	8
3,107	*	Linens ‘n Things, Inc	77
3,500	*	Mohawk Industries, Inc	295
6,500		Pier 1 Imports, Inc	118
11,517		RadioShack Corp	282
1,828	*	Restoration Hardware, Inc	10
2,382	*	The Bombay Co, Inc	13
1,215	*	Trans World Entertainment Corp	18
6,132	*	Williams-Sonoma, Inc	225

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,284

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
GENERAL BUILDING CONTRACTORS - 0.48%
2,856		Beazer Homes U.S.A., Inc	142
997		Brookfield Homes Corp	42
8,698		Centex Corp	498
21,597		D.R. Horton, Inc	631
147	*	Dominion Homes, Inc	2
2,166	*	Hovnanian Enterprises, Inc (Class A)	110
2,824		KB Home	332
7,518		Lennar Corp (Class A)	426
720		Lennar Corp (Class B)	38
1,065		Levitt Corp (Class A)	27
862		M/I Homes, Inc	42
2,031		MDC Holdings, Inc	141
1,472	*	Meritage Homes Corp	87
420	*	NVR, Inc	330
1,250	*	Palm Harbor Homes, Inc	20
900	*	Perini Corp	12
7,323		Pulte Homes, Inc	539
3,920		Ryland Group, Inc	243
2,279		Standard-Pacific Corp	165
639		Technical Olympic U.S.A., Inc	19
3,407	*	Toll Brothers, Inc	269
2,013		Walter Industries, Inc	86
2,352	*	WCI Communities, Inc	71
356	*	William Lyon Homes, Inc	27

		TOTAL GENERAL BUILDING CONTRACTORS	4,299

GENERAL MERCHANDISE STORES - 2.15%
2,874	*	99 Cents Only Stores	38
8,000	*	Big Lots, Inc	96
4,983	*	BJ’s Wholesale Club, Inc	155
360		Bon-Ton Stores, Inc	7
1,372	*	Brookstone, Inc	22
2,822		Casey’s General Stores, Inc	51
481	*	Conn’s, Inc	9
31,994		Costco Wholesale Corp	1,413
4,551		Dillard’s, Inc (Class A)	122
20,065		Dollar General Corp	440
8,180	*	Dollar Tree Stores, Inc	235
10,790		Family Dollar Stores, Inc	328
11,881		Federated Department Stores, Inc	756
2,720		Fred’s, Inc	47
398	*	Gander Mountain Co	5
16,843		J.C. Penney Co, Inc	874
20,577	*	Kohl’s Corp	1,062
20,021		May Department Stores Co	741
1,723		Neiman Marcus Group, Inc (Class A)	158
723		Neiman Marcus Group, Inc (Class B)	65
919	*	Retail Ventures, Inc	8
9,017		Saks, Inc	163
2,069	*	ShopKo Stores, Inc	46
1,757	*	Stein Mart, Inc	40
63,487		Target Corp	3,176
1,789	*	Tuesday Morning Corp	52
177,268		Wal-Mart Stores, Inc	8,883

		TOTAL GENERAL MERCHANDISE STORES	18,992

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
HEALTH SERVICES - 1.05%
3,370	*	Accredo Health, Inc	150
1,257	*	Amedisys, Inc	38
739	*	America Service Group, Inc	16
2,010	*	American Healthways, Inc	66
2,139	*	Amsurg Corp	54
3,761	*	Apria Healthcare Group, Inc	121
7,127	*	Beverly Enterprises, Inc	88
32,111	*	Caremark Rx, Inc	1,277
3,492	*	Community Health Systems, Inc	122
500	*	Corvel Corp	11
7,392	*	Coventry Health Care, Inc	504
2,321	*	Cross Country Healthcare, Inc	39
6,902	*	DaVita, Inc	289
1,864	*	Enzo Biochem, Inc	27
4,446	*	Express Scripts, Inc	388
1,379	*	Genesis HealthCare Corp	59
1,525	*	Gentiva Health Services, Inc	25
29,426		HCA, Inc	1,576
16,770		Health Management Associates, Inc (Class A)	439
3,932		Hooper Holmes, Inc	15
1,831	*	Kindred Healthcare, Inc	64
1,185	*	LabOne, Inc	41
9,965	*	Laboratory Corp of America Holdings	480
1,072		LCA-Vision, Inc	36
2,695	*	LifePoint Hospitals, Inc	118
7,130	*	Lincare Holdings, Inc	315
1,871	*	Magellan Health Services, Inc	64
6,895		Manor Care, Inc	251
936	*	Matria Healthcare, Inc	29
419	*	Medcath Corp	12
18,956	*	Medco Health Solutions, Inc	940
600		National Healthcare Corp	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
2,611	*	NeighborCare, Inc	76
3,260	*	OCA, Inc	14
2,544	*	Odyssey HealthCare, Inc	30
859		Option Care, Inc	18
1,764	*	Pediatrix Medical Group, Inc	121
6,600	b,v*	Physician Resource Group, Inc	0
3,350	*	Province Healthcare Co	81
1,389	*	Psychiatric Solutions, Inc	64
1,200	*	RehabCare Group, Inc	34
5,098	*	Renal Care Group, Inc	193
366	*	Specialty Laboratories, Inc	3
1,300	*	Sunrise Senior Living, Inc	63
575	*	Symbion, Inc	12
33,103	*	Tenet Healthcare Corp	382
5,249	*	Triad Hospitals, Inc	263
1,954	*	United Surgical Partners International, Inc	89
3,448		Universal Health Services, Inc (Class B)	181
774	*	VistaCare, Inc (Class A)	16

		TOTAL HEALTH SERVICES	9,315

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
2,325		Granite Construction, Inc	61
1,632	*	Insituform Technologies, Inc (Class A)	24

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	85

HOLDING AND OTHER INVESTMENT OFFICES - 2.50%
816	*	4Kids Entertainment, Inc	18
3,300		Aames Investment Corp	27
1,704		Acadia Realty Trust	27
1,716		Affordable Residential Communities	22
700		Alabama National Bancorp	43
142	*	Alexander’s, Inc	34
1,279		Alexandria Real Estate Equities, Inc	82
8,495		Allied Capital Corp	222
5,726		AMB Property Corp	216
1,700		Amcore Financial, Inc	48
1,100		American Campus Communities, Inc	23
7,622		American Financial Realty Trust	112
2,412		American Home Mortgage Investment Corp	69
1,759		AMLI Residential Properties Trust	48
8,195		Annaly Mortgage Management, Inc	154
3,218		Anthracite Capital, Inc	36
3,102		Anworth Mortgage Asset Corp	30
6,524		Apartment Investment & Management Co (Class A)	243
4,309		Apollo Investment Corp	72
487		Arbor Realty Trust, Inc	12
12,972		Archstone-Smith Trust	442
4,553		Arden Realty, Inc	154
1,391		Ashford Hospitality Trust, Inc	14
4,303		AvalonBay Communities, Inc	288
996		Bedford Property Investors	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
1,400		Bimini Mortgage Management, Inc (Class A)	19
2,300		BioMed Realty Trust, Inc	47
5,058		Boston Properties, Inc	305
2,944		Brandywine Realty Trust	84
3,459		BRE Properties, Inc (Class A)	122
3,927		Brookline Bancorp, Inc	59
3,521		Camden Property Trust	166
2,263		Capital Automotive REIT	75
1,573		Capital Lease Funding, Inc	17
190		Capital Southwest Corp	15
800		Capital Trust, Inc	27
554		Capitol Bancorp Ltd	17
1,032		Capstead Mortgage Corp	9
3,778		CarrAmerica Realty Corp	119
1,601		CBL & Associates Properties, Inc	114
1,144		Cedar Shopping Centers, Inc	16
3,200		Centerpoint Properties Trust	131
442		Cherokee, Inc	15
1,222		Colonial Properties Trust	47
3,780		Commercial Net Lease Realty, Inc	70
706		Community Banks, Inc	18
3,454		Cornerstone Realty Income Trust, Inc	34
2,361		Corporate Office Properties Trust	63
916		Correctional Properties Trust	23
2,543		Cousins Properties, Inc	66
5,712		Crescent Real Estate Equities Co	93
1,865		CRT Properties, Inc	41
6,195		Developers Diversified Realty Corp	246
10,150		Duke Realty Corp	303
1,377		Eastgroup Properties, Inc	52
204	*	Enstar Group, Inc	12
1,500		Entertainment Properties Trust	62
2,800		Equity Inns, Inc	31
1,295		Equity Lifestyle Properties, Inc	46
28,232		Equity Office Properties Trust	851
2,360		Equity One, Inc	49
19,383		Equity Residential	624
1,591		Essex Property Trust, Inc	110

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
2,000		Extra Space Storage, Inc	27
3,584		Federal Realty Investment Trust	173
4,600	*	FelCor Lodging Trust, Inc	57
750		First Indiana Corp	18
2,865		First Industrial Realty Trust, Inc	108
9,003		First Niagara Financial Group, Inc	119
987		First Place Financial Corp	18
4,200		Fremont General Corp	92
9,588		Friedman Billings Ramsey Group, Inc	152
2,100		Gables Residential Trust	70
15,361		General Growth Properties, Inc	524
760		German American Bancorp	12
638		Gladstone Capital Corp	14
1,935		Glenborough Realty Trust, Inc	37
2,871		Glimcher Realty Trust	68
2,000		GMH Communities Trust	23
1,341		Government Properties Trust, Inc	13
1,100		Gramercy Capital Corp	21
2,463		Harris & Harris Group, Inc	30
9,378		Health Care Property Investors, Inc	220
3,838		Health Care REIT, Inc	123
2,992		Healthcare Realty Trust, Inc	109
1,887		Heritage Property Investment Trust	56
2,403		Highland Hospitality Corp	25
3,647		Highwoods Properties, Inc	98
2,472		Home Properties, Inc	96
3,200		HomeBanc Corp	28
4,670		Hospitality Properties Trust	189
23,413		Host Marriott Corp	388
12,322		HRPT Properties Trust	147
5,156		IMPAC Mortgage Holdings, Inc	99
3,494		Innkeepers U.S.A. Trust	45
3,715		Investors Real Estate Trust	35
1,300		iShares Russell 2 Index Fund	159
7,023		iStar Financial, Inc	289
1,973		Kilroy Realty Corp	81
6,825		Kimco Realty Corp	368
1,600		Kite Realty Group Trust	23
1,672		Kramont Realty Trust	39
13,056	*	La Quinta Corp	111
1,927		LaSalle Hotel Properties	56
3,346		Lexington Corporate Properties Trust	73
5,500		Liberty Property Trust	215
2,114		LTC Properties, Inc	37
2,536		Luminent Mortgage Capital, Inc	28
4,337		Macerich Co	231
4,122		Mack-Cali Realty Corp	175
2,360		Maguire Properties, Inc	56
6,043	*	Meristar Hospitality Corp	42
5,284		MFA Mortgage Investments, Inc	40
1,237		Mid-America Apartment Communities, Inc	45
3,728		Mills Corp	197
1,041		Mission West Properties, Inc	11
1,400		MortgageIT Holdings, Inc	22
800		National Health Investors, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
4,621		Nationwide Health Properties, Inc	93
2,803		New Century Financial Corp	131
7,567		New Plan Excel Realty Trust	190
3,061		Newcastle Investment Corp	91
1,737		Novastar Financial, Inc	63
3,221		Omega Healthcare Investors, Inc	35
1,295		Oriental Financial Group, Inc	30
573		Origen Financial, Inc	4
2,862		Pan Pacific Retail Properties, Inc	162
764		Parkway Properties, Inc	36
2,046		Pennsylvania Real Estate Investment Trust	82
12,920		Plum Creek Timber Co, Inc	461
19,269		Popular, Inc	469
2,764		Post Properties, Inc	86
3,092		Prentiss Properties Trust	106
1,141		PrivateBancorp, Inc	36
11,632		Prologis	432
1,084		Prosperity Bancshares, Inc	29
1,073		PS Business Parks, Inc	43
5,900		Public Storage, Inc	336
1,730		RAIT Investment Trust	46
992		Ramco-Gershenson Properties	27
5,400		Realty Income Corp	124
4,644		Reckson Associates Realty Corp	143
1,602		Redwood Trust, Inc	82
3,218		Regency Centers Corp	153
1,000		Sandy Spring Bancorp, Inc	32
800		Saul Centers, Inc	26
3,400		Saxon Capital, Inc	58
3,728		Senior Housing Properties Trust	62
3,170		Shurgard Storage Centers, Inc (Class A)	130
776	*	Simon Property Group L.P.	43
10,802		Simon Property Group, Inc	654
2,684		SL Green Realty Corp	151

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
902		Sovran Self Storage, Inc	36
7,900		SPDR Trust Series 1	932
3,800		Spirit Finance Corp	41
1,700		Strategic Hotel Capital, Inc	25
868		Suffolk Bancorp	29
1,069		Sun Communities, Inc	38
1,200		Sunstone Hotel Investors, Inc	26
3,131		Susquehanna Bancshares, Inc	76
1,890		Tanger Factory Outlet Centers, Inc	42
687	*	Tarragon Realty Investors, Inc	14
3,455		Taubman Centers, Inc	96
6,058		Thornburg Mortgage, Inc	170
645		Tompkins Trustco, Inc	27
1,937		Town & Country Trust	51
5,482		Trizec Properties, Inc	104
1,311		Trustreet Properties, Inc	20
8,889		United Dominion Realty Trust, Inc	186
1,295		Universal Health Realty Income Trust	37
1,607		Urstadt Biddle Properties, Inc (Class A)	25
1,700		U-Store-It Trust	30
5,831		Ventas, Inc	146
6,460		Vornado Realty Trust	447
60,191		Washington Mutual, Inc	2,378
2,550		Washington Real Estate Investment Trust	73
4,941		Weingarten Realty Investors	171
358		Westfield Financial, Inc	9
2,515		Winston Hotels, Inc	29

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	22,113

HOTELS AND OTHER LODGING PLACES - 0.41%
709		Ameristar Casinos, Inc	39
1,131	*	Bluegreen Corp	15
2,948		Boyd Gaming Corp	154
1,590		Choice Hotels International, Inc	99
596	*	Empire Resorts, Inc	4
26,103		Hilton Hotels Corp	583
1,400	*	Las Vegas Sands Corp	63
4,689	*	Mandalay Resort Group	331
1,242		Marcus Corp	25
13,535		Marriott International, Inc (Class A)	905
4,788	*	MGM Mirage	339
2,469	*	Pinnacle Entertainment, Inc	41
14,096		Starwood Hotels & Resorts Worldwide, Inc	846
1,382	*	Vail Resorts, Inc	35
2,299	*	Wynn Resorts Ltd	156

		TOTAL HOTELS AND OTHER LODGING PLACES	3,635

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
INDUSTRIAL MACHINERY AND EQUIPMENT - 7.04%
54,164		3M Co	4,641
676	*	Aaon, Inc	11
1,648	*	Actuant Corp	74
7,209	*	Adaptec, Inc	35
4,600	*	Advanced Digital Information Corp	38
6,268	*	AGCO Corp	114
1,703		Albany International Corp (Class A)	53
13,050		American Standard Cos, Inc	607
55,562	*	Apple Computer, Inc	2,315
116,566		Applied Materials, Inc	1,894
1,200	*	Astec Industries, Inc	26
444	*	ASV, Inc	18
3,264	*	Asyst Technologies, Inc	16
2,010	*	Authentidate Holding Corp	8
3,409	*	Avocent Corp	87
7,081	*	Axcelis Technologies, Inc	52
23,275		Baker Hughes, Inc	1,036
5,538		Black & Decker Corp	437
1,400		Black Box Corp	52
3,120		Briggs & Stratton Corp	114
3,284	*	Brooks Automation, Inc	50
600		Bucyrus International, Inc (Class A)	23
674		Cascade Corp	24
23,720		Caterpillar, Inc	2,169
5,864	*	Cirrus Logic, Inc	27
468,084	*	Cisco Systems, Inc	8,374
3,734	*	Cooper Cameron Corp	214
5,956	*	Cray, Inc	15
2,669		Cummins, Inc	188
1,000	*	Cuno, Inc	51
2,481	*	Cymer, Inc	66
17,052		Deere & Co	1,145
174,859	*	Dell, Inc	6,718
5,272		Diebold, Inc	289
5,426		Donaldson Co, Inc	175
3,015	*	Dot Hill Systems Corp	18
14,330		Dover Corp	542
463	*	Dril-Quip, Inc	14
9,902		Eaton Corp	648
3,700	*	Electronics For Imaging, Inc	66
166,395	*	EMC Corp	2,050

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
5,823	*	Emulex Corp	110
1,548		Engineered Support Systems, Inc	83
1,375	*	EnPro Industries, Inc	38
1,492	*	Esterline Technologies Corp	52
2,479	*	FalconStor Software, Inc	15
909	*	Flanders Corp	10
3,771	*	Flowserve Corp	98
3,959	*	FMC Technologies, Inc	131
2,076	*	FSI International, Inc	9
1,373	*	Gardner Denver, Inc	54
15,479	*	Gateway, Inc	62
428	*	General Binding Corp	9
1,604	*	Global Power Equipment Group, Inc	15
673		Gorman-Rupp Co	14
4,828		Graco, Inc	195
8,494	*	Grant Prideco, Inc	205
199,946		Hewlett-Packard Co	4,387
935	*	Hydril	55
3,542	*	Hypercom Corp	17
3,239		IDEX Corp	131
2,671	*	InFocus Corp	15
116,476	d	International Business Machines Corp	10,644
24,248		International Game Technology	646
1,163	*	Intevac, Inc	11
3,555	*	Iomega Corp	15
6,433		ITT Industries, Inc	581
3,200		JLG Industries, Inc	69
5,301		Joy Global, Inc	186
993	*	Kadant, Inc	18
1,979		Kaydon Corp	62
2,563		Kennametal, Inc	122
3,183	*	Komag, Inc	71
3,600	*	Kulicke & Soffa Industries, Inc	23
9,315	*	Lam Research Corp	269
3,073		Lennox International, Inc	67
8,876	*	Lexmark International, Inc	710
2,211		Lincoln Electric Holdings, Inc	67
700		Lindsay Manufacturing Co	13
400		Lufkin Industries, Inc	19
1,857		Manitowoc Co, Inc	75
17,191	*	Maxtor Corp	91
2,230	*	Micros Systems, Inc	82
310		Middleby Corp	15
1,670	*	Milacron, Inc	5
2,000		Modine Manufacturing Co	59
413		Nacco Industries, Inc (Class A)	42
11,602	*	National Oilwell Varco, Inc	542
1,504	*	Netgear, Inc	23
21,173	*	Network Appliance, Inc	586
1,903		Nordson Corp	70
2,019	*	Oil States International, Inc	41
1,512	*	Omnicell, Inc	11
547	*	Overland Storage, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
8,166		Pall Corp	221
2,905	*	PalmOne, Inc	74
8,479		Parker Hannifin Corp	517
2,314	*	Paxar Corp	49
6,972		Pentair, Inc	272
16,263		Pitney Bowes, Inc	734
904	*	Planar Systems, Inc	8
2,200	*	Presstek, Inc	17
1,773	*	ProQuest Co	64
12,525	*	Quantum Corp	36
600		Robbins & Myers, Inc	13
12,658		Rockwell Automation, Inc	717
11,224	*	Sandisk Corp	312
744		Sauer-Danfoss, Inc	17
600		Schawk, Inc	11
4,855	*	Scientific Games Corp (Class A)	111
16,448		Seagate Technology, Inc	0
1,100	*	Semitool, Inc	11
18,144	*	Silicon Graphics, Inc	22
517	*	Simpletech, Inc	2
7,256		Smith International, Inc	455
62,697	*	Solectron Corp	218
5,466		SPX Corp	237
800		Standex International Corp	22
2,032		Stewart & Stevenson Services, Inc	47
7,539	*	Storage Technology Corp	232
16,219		Symbol Technologies, Inc	235
1,000		Tecumseh Products Co (Class A)	40
600		Tennant Co	23
3,427	*	Terex Corp	148
1,000		Thomas Industries, Inc	40
4,711		Timken Co	129
1,683		Toro Co	149
594	*	Transact Technologies, Inc	6
1,608	*	Ultratech, Inc	23
3,395	*	UNOVA, Inc	70

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
1,820	*	Veeco Instruments, Inc	27
14,492	*	Western Digital Corp	185
675		Woodward Governor Co	48
66,326	*	Xerox Corp	1,005
12,291	*	Xybernaut Corp	5
2,873		York International Corp	113
3,907	*	Zebra Technologies Corp (Class A)	186

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	62,293

INSTRUMENTS AND RELATED PRODUCTS - 2.91%
1,214	*	Abaxis, Inc	11
1,059	*	Abiomed, Inc	11
657	*	ADE Corp	15
2,148	*	Advanced Medical Optics, Inc	78
1,396	*	Advanced Neuromodulation Systems, Inc	37
33,422	*	Agilent Technologies, Inc	742
1,853	*	Aksys Ltd	6
3,618	*	Align Technology, Inc	23
3,508	*	American Medical Systems Holdings, Inc	60
477		Analogic Corp	21
295	*	Animas Corp	6
14,463		Applera Corp (Applied Biosystems Group)	285
1,344		Arrow International, Inc	46
1,500	*	Arthrocare Corp	43
624	*	Aspect Medical Systems, Inc	13
1,234	*	August Technology Corp	14
7,368		Bard (C.R.), Inc	502
3,695		Bausch & Lomb, Inc	271
42,079		Baxter International, Inc	1,430
4,485		Beckman Coulter, Inc	298
17,742		Becton Dickinson & Co	1,036
786		BEI Technologies, Inc	19
1,268		Biolase Technology, Inc	11
17,844		Biomet, Inc	648
1,200	*	Bio-Rad Laboratories, Inc (Class A)	58
45,388	*	Boston Scientific Corp	1,329
1,542	*	Bruker BioSciences Corp	5
1,038	*	Candela Corp	9
4,771	*	Cardiac Science, Inc	5
2,300	*	Cardiodynamics International Corp	7
2,899	*	Cepheid, Inc	28
400	*	Closure Medical Corp	11
2,776		Cognex Corp	69
2,100	*	Coherent, Inc	71
1,500		Cohu, Inc	24
1,773	*	Conceptus, Inc	14
1,940	*	Conmed Corp	58
2,776		Cooper Cos, Inc	202
6,689	*	Credence Systems Corp	53
2,061	*	CTI Molecular Imaging, Inc	42
1,543	*	Cyberonics, Inc	68
515	*	Cyberoptics Corp	6
8,521	*	Cytyc Corp	196
800		Datascope Corp	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
5,500		Dentsply International, Inc	299
1,465	*	Depomed, Inc	6
1,255	*	Dionex Corp	68
1,242	*	DJ Orthopedics, Inc	31
1,645	*	DRS Technologies, Inc	70
20,164		Eastman Kodak Co	656
1,002		EDO Corp	30
4,390	*	Edwards Lifesciences Corp	190
2,538	*	Encore Medical Corp	14
859	*	ESCO Technologies, Inc	69
399	*	Exactech, Inc	7
833	*	Excel Technology, Inc	20
458		E-Z-Em-Inc	5
735	*	Faro Technologies, Inc	17
1,709	*	FEI Co	40
7,728	*	Fisher Scientific International, Inc	440
4,884	*	Flir Systems, Inc	148
1,927	*	Formfactor, Inc	44
2,767	*	Fossil, Inc	72
21,710		Guidant Corp	1,604
1,357	*	Haemonetics Corp	57
1,390	*	Hanger Orthopedic Group, Inc	8
859	*	Herley Industries, Inc	15
1,387	*	Hologic, Inc	44
701	*	ICU Medical, Inc	25
1,260	*	I-Flow Corp	20
1,400	*	II-VI, Inc	24
2,022	*	Illumina, Inc	16
2,466	*	Inamed Corp	172
4,300	*	Input/Output, Inc	28
1,332	*	Integra LifeSciences Holding	47
2,329	*	Intuitive Surgical, Inc	106
1,790		Invacare Corp	80
512	*	Ista Pharmaceuticals, Inc	5
1,441	*	Itron, Inc	43

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
1,548	*	Ixia	28
900		Keithley Instruments, Inc	15
520	*	Kensey Nash Corp	14
13,534		KLA-Tencor Corp	623
653	*	KVH Industries, Inc	6
1,433	*	Kyphon, Inc	36
1,257	*	Laserscope	40
542	*	LeCroy Corp	9
4,789	*	Lexar Media, Inc	24
4,233	*	LTX Corp	19
742	*	Measurement Specialties, Inc	17
522	*	Medical Action Industries, Inc	10
83,859		Medtronic, Inc	4,273
3,043		Mentor Corp	98
1,469	*	Merit Medical Systems, Inc	18
2,475	*	Mettler-Toledo International, Inc	118
670	*	Micro Therapeutics, Inc	3
3,429	*	Millipore Corp	149
1,695		Mine Safety Appliances Co	66
2,254	*	MKS Instruments, Inc	36
1,101	*	Molecular Devices Corp	21
1,178		Movado Group, Inc	22
1,508		MTS Systems Corp	44
5,164	*	Nanogen, Inc	18
2,716	*	Newport Corp	39
451	*	NuVasive, Inc	6
1,667		Oakley, Inc	21
3,100	*	Orbital Sciences Corp	30
2,298	*	Orthologic Corp	12
2,820	*	Orthovita, Inc	10
834	*	Palomar Medical Technologies, Inc	22
8,877		PerkinElmer, Inc	183
1,200	*	Photon Dynamics, Inc	23
4,783	*	Pinnacle Systems, Inc	27
1,227	*	Possis Medical, Inc	10
2,399	*	RAE Systems, Inc	7
31,170		Raytheon Co	1,206
2,350	*	Resmed, Inc	133
2,421	*	Respironics, Inc	141
1,037	*	Rofin-Sinar Technologies, Inc	33
2,558		Roper Industries, Inc	168
688	*	Rudolph Technologies, Inc	10
762	*	Sirf Technology Holdings, Inc	9
1,281	*	Sonic Innovations, Inc	7
1,305	*	Sonic Solutions, Inc	20
957	*	SonoSite, Inc	25
24,664	*	St. Jude Medical, Inc	888
5,147	*	Star Scientific, Inc	27
4,798	*	Steris Corp	121
19,736		Stryker Corp	880
2,566	*	Sybron Dental Specialties, Inc	92
358		Sypris Solutions, Inc	4
2,800	*	Techne Corp	113
6,000		Tektronix, Inc	147
2,389		Teleflex, Inc	122

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
13,483	*	Teradyne, Inc	197
11,386	*	Thermo Electron Corp	288
3,100	*	Thermogenesis	16
3,489	*	Thoratec Corp	43
3,521	*	Trimble Navigation Ltd	119
1,583	*	TriPath Imaging, Inc	11
688		United Industrial Corp	20
977	*	Urologix, Inc	4
9,212	*	Varian Medical Systems, Inc	316
2,410	*	Varian, Inc	91
1,902	*	Ventana Medical Systems, Inc	71
1,897	*	Viasys Healthcare, Inc	36
1,589	*	Viisage Technology, Inc	5
3,466	*	Visx, Inc	81
400		Vital Signs, Inc	16
8,459	*	Waters Corp	303
1,846	*	Wright Medical Group, Inc	44
1,200		X-Rite, Inc	18
311		Young Innovations, Inc	11
17,036	*	Zimmer Holdings, Inc	1,326
600	*	Zoll Medical Corp	14
1,200	*	Zygo Corp	16

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	25,714

INSURANCE AGENTS, BROKERS AND SERVICE - 0.25%
21,397		AON Corp	489
3,654		Brown & Brown, Inc	168
1,019		Clark, Inc	16
2,076		Crawford & Co (Class B)	15
6,200		Gallagher (Arthur J.) & Co	179
2,140		Hilb, Rogal & Hamilton Co	77
36,147		Marsh & McLennan Cos, Inc	1,100
2,320		National Financial Partners Corp	92
542	*	United America Indemnity Ltd (Class A)	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
2,450	*	USI Holdings Corp	29

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,175

INSURANCE CARRIERS - 4.94%
1,552		21st Century Insurance Group	22
20,862		Aetna, Inc	1,564
35,449		Aflac, Inc	1,321
2,273		Alfa Corp	33
296	*	Alleghany Corp	82
3,675	*	Allmerica Financial Corp	132
48,574		Allstate Corp	2,626
6,939		Ambac Financial Group, Inc	519
845		American Equity Investment Life Holding Co	11
2,572		American Financial Group, Inc	79
158,821		American International Group, Inc	8,800
693		American National Insurance Co	73
652	*	American Physicians Capital, Inc	22
3,440	*	AMERIGROUP Corp	126
2,774		AmerUs Group Co	131
1,958	*	Argonaut Group, Inc	42
5,174		Assurant, Inc	174
625		Baldwin & Lyons, Inc (Class B)	16
4,524		Berkley (W.R.) Corp	224
1,052		Bristol West Holdings, Inc	16
2,570	*	Centene Corp	77
2,096	*	Ceres Group, Inc	11
13,197		Chubb Corp	1,046
9,461		Cigna Corp	845
9,946		Cincinnati Financial Corp	434
1,975	*	Citizens, Inc	11
1,505	*	CNA Financial Corp	42
1,100	*	CNA Surety Corp	15
1,558		Commerce Group, Inc	97
10,017	*	Conseco, Inc	205
3,187	*	Danielson Holdings Corp	55
1,728		Delphi Financial Group, Inc (Class A)	74
900		Direct General Corp	18
293		Donegal Group, Inc	5
168		EMC Insurance Group, Inc	3
1,854		Erie Indemnity Co (Class A)	97
881		FBL Financial Group, Inc (Class A)	25
10,888		Fidelity National Financial, Inc	359
4,830		First American Corp	159
558	*	FPIC Insurance Group, Inc	18
9,592		Genworth Financial, Inc	264
500		Great American Financial Resources, Inc	8
2,039		Harleysville Group, Inc	40
20,015		Hartford Financial Services Group, Inc	1,372
4,539		HCC Insurance Holdings, Inc	164
7,373	*	Health Net, Inc	241
900	*	HealthExtras, Inc	15
2,970		Horace Mann Educators Corp	53

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
11,471	*	Humana, Inc	366
423		Independence Holding Co	8
1,436		Infinity Property & Casualty Corp	45
9,864		Jefferson-Pilot Corp	484
314		Kansas City Life Insurance Co	15
1,329		Landamerica Financial Group, Inc	66
5,139		Leucadia National Corp	177
12,285		Lincoln National Corp	555
9,608		Loews Corp	707
600	*	Markel Corp	207
10,156		MBIA, Inc	531
1,767		Mercury General Corp	98
26,751		MetLife, Inc	1,046
6,300		MGIC Investment Corp	389
578		Midland Co	18
720	*	Molina Healthcare, Inc	33
154	*	National Western Life Insurance Co (Class A)	26
3,921		Nationwide Financial Services, Inc (Class A)	141
890	*	Navigators Group, Inc	29
103		NYMAGIC, Inc	2
1,205		Odyssey Re Holdings Corp	30
4,060	*	Ohio Casualty Corp	93
12,799		Old Republic International Corp	298
5,987	*	Pacificare Health Systems, Inc	341
1,212	*	Philadelphia Consolidated Holding Corp	94
6,516		Phoenix Cos, Inc	83
591	*	Pico Holdings, Inc	15
1,846	*	PMA Capital Corp (Class A)	15
6,589		PMI Group, Inc	250
1,502		Presidential Life Corp	24
20,955		Principal Financial Group	807
1,820	*	ProAssurance Corp	72
13,755		Progressive Corp	1,262
4,643		Protective Life Corp	182
36,531		Prudential Financial, Inc	2,097
6,568		Radian Group, Inc	314
1,878		Reinsurance Group of America, Inc	80

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
1,557		RLI Corp	65
8,916		Safeco Corp	434
530		Safety Insurance Group, Inc	16
1,800		Selective Insurance Group, Inc	83
1,748	*	Sierra Health Services, Inc	112
45,830		St. Paul Travelers Cos, Inc	1,683
2,065		Stancorp Financial Group, Inc	175
913		State Auto Financial Corp	24
1,214		Stewart Information Services Corp	46
7,912		Torchmark Corp	413
1,700		Tower Group, Inc	23
1,780		Transatlantic Holdings, Inc	118
648	*	Triad Guaranty, Inc	34
2,600		UICI	63
1,036		United Fire & Casualty Co	35
46,049		UnitedHealth Group, Inc	4,392
3,350		Unitrin, Inc	152
1,679	*	Universal American Financial Corp	29
19,988		UnumProvident Corp	340
2,507	*	Vesta Insurance Group, Inc	9
500	*	WellCare Health Plans, Inc	15
1,564	*	WellChoice, Inc	83
20,256	*	WellPoint, Inc	2,539
95		Wesco Financial Corp	37
655		Zenith National Insurance Corp	34

		TOTAL INSURANCE CARRIERS	43,720

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
600	*	Geo Group, Inc	17

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	17

LEATHER AND LEATHER PRODUCTS - 0.12%
1,264		Brown Shoe Co, Inc	43
12,856	*	Coach, Inc	728
1,830		K-Swiss, Inc (Class A)	60
600	*	Steven Madden Ltd	10
1,396	*	Timberland Co (Class A)	99
189		Weyco Group, Inc	8
4,323		Wolverine World Wide, Inc	93

		TOTAL LEATHER AND LEATHER PRODUCTS	1,041

LEGAL SERVICES - 0.00%
852		Pre-Paid Legal Services, Inc	29

		TOTAL LEGAL SERVICES	29

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
7,215	*	Laidlaw International, Inc	150

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	150

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
LUMBER AND WOOD PRODUCTS - 0.11%
660		American Woodmark Corp	24
4,900	*	Champion Enterprises, Inc	46
742		Deltic Timber Corp	29
17,710		Georgia-Pacific Corp	629
3,382		Rayonier, Inc	168
442		Skyline Corp	17
979		Universal Forest Products, Inc	38

		TOTAL LUMBER AND WOOD PRODUCTS	951

METAL MINING - 0.29%
1,482		Cleveland-Cliffs, Inc	108
15,276	*	Coeur D’alene Mines Corp	56
10,694		Freeport-McMoRan Copper & Gold, Inc (Class A)	424
8,220	*	Hecla Mining Co	45
27,543		Newmont Mining Corp	1,164
6,499		Phelps Dodge Corp	661
2,376		Royal Gold, Inc	44
1,033		Southern Peru Copper Corp	57
4,305	*	Stillwater Mining Co	42

		TOTAL METAL MINING	2,601

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.25%
2,039		Blyth, Inc	65
4,691		Callaway Golf Co	60
1,000	*	Daktronics, Inc	22
546		Escalade, Inc	7
10,213		Fortune Brands, Inc	823
9,648		Hasbro, Inc	197
5,789	*	Identix, Inc	29
1,657	*	Jakks Pacific, Inc	36
1,914	*	K2, Inc	26
1,909	*	Leapfrog Enterprises, Inc	22
29,631		Mattel, Inc	633
2,137		Nautilus, Inc	51
800		Penn Engineering & Manufacturing Corp	14
1,010	*	RC2 Corp	34
700		Russ Berrie & Co, Inc	13
2,767	*	Shuffle Master, Inc	80
467	*	Steinway Musical Instruments, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
3,455		Yankee Candle Co, Inc	110

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,236

MISCELLANEOUS RETAIL - 1.51%
1,264	*	1-8-Flowers.com, Inc (Class A)	10
872	*	AC Moore Arts & Crafts, Inc	23
2,156	*	Alloy, Inc	13
20,268	*	Amazon.com, Inc	695
3,696	*	Barnes & Noble, Inc	127
1,412		Big 5 Sporting Goods Corp	35
574		Blair Corp	19
517		Blockbuster, Inc (Class B)	4
260	*	Blue Nile, Inc	7
5,623		Borders Group, Inc	150
300	*	Build-A-Bear Workshop, Inc	9
2,000		Cash America International, Inc	44
2,287	*	Coldwater Creek, Inc	42
27,668		CVS Corp	1,456
2,094	*	Dick’s Sporting Goods, Inc	77
3,077	*	Drugstore.com, Inc	8
71,518	*	eBay, Inc	2,665
1,144		Hancock Fabrics, Inc	9
1,626	*	Hibbett Sporting Goods, Inc	49
1,216	*	Jill (J.) Group, Inc	17
2,200		Longs Drug Stores Corp	75
4,946	*	Marvel Enterprises, Inc	99
9,554		Michaels Stores, Inc	347
2,246		MSC Industrial Direct Co (Class A)	69
21,801	*	Office Depot, Inc	484
7,218		Omnicare, Inc	256
1,001	*	Overstock.com, Inc	43
425	*	Party City Corp	6
400	*	PC Connection, Inc	2
541	*	PC Mall, Inc	7
2,833	*	Petco Animal Supplies, Inc	104
10,034		Petsmart, Inc	288
1,516	*	Priceline.com, Inc	38
30,040	*	Rite Aid Corp	119
6,034	*	Sears Holdings Corp	804
814	*	Sharper Image Corp	14
1,548	*	Sports Authority, Inc	43
1,250	*	Stamps.com, Inc	21
34,069		Staples, Inc	1,071
9,058		Tiffany & Co	313
14,715	*	Toys ‘R’ Us, Inc	379
1,504	*	Valuevision International, Inc (Class A)	19
70,876		Walgreen Co	3,148
1,558		World Fuel Services Corp	49
3,748	*	Zale Corp	111

		TOTAL MISCELLANEOUS RETAIL	13,368

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
MOTION PICTURES - 1.34%
2,197	*	Avid Technology, Inc	119
12,560		Blockbuster, Inc (Class A)	111
533		Carmike Cinemas, Inc	20
2,200	*	DreamWorks Animation SKG, Inc (Class A)	90
186,493	*	Liberty Media Corp (Class A)	1,934
3,935		Metro-Goldwyn-Mayer, Inc	47
1,849		Movie Gallery, Inc	53
2,427	*	NetFlix, Inc	26
929	*	Reading International, Inc	7
2,864		Regal Entertainment Group (Class A)	60
302,877	*	Time Warner, Inc	5,315
141,833		Walt Disney Co	4,075

		TOTAL MOTION PICTURES	11,857

NONDEPOSITORY INSTITUTIONS - 2.12%
1,136	*	Accredited Home Lenders Holding Co	41
4,000		Advance America Cash Advance Centers, Inc	62
1,625		Advanta Corp (Class A)	34
4,692		American Capital Strategies Ltd	147
78,031		American Express Co	4,008
10,952	*	AmeriCredit Corp	257
645		Asta Funding, Inc	14
919		Beverly Hills Bancorp, Inc	10
16,464		Capital One Financial Corp	1,231
4,471	*	CapitalSource, Inc	103
2,774		CharterMac	60
14,362		CIT Group, Inc	546
1,233	*	CompuCredit Corp	33
38,353		Countrywide Financial Corp	1,245
962	*	Credit Acceptance Corp	19
5,925		Doral Financial Corp	130
843	*	Encore Capital Group, Inc	12
67,159		Fannie Mae	3,657
591		Federal Agricultural Mortgage Corp (Class C)	10
1,081		Financial Federal Corp	38
815	*	First Cash Financial Services, Inc	17
1,222	*	First Marblehead Corp	70

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
47,647		Freddie Mac	3,011
78,156		MBNA Corp	1,919
1,954		MCG Capital Corp	30
2,453	*	Metris Cos, Inc	28
563	*	Nelnet, Inc	18
20,239	*	Providian Financial Corp	347
29,446		SLM Corp	1,468
300		Student Loan Corp	63
265	*	United PanAm Financial Corp	5
1,585		Westcorp	67
825	*	WFS Financial, Inc	36
1,332	*	World Acceptance Corp	34

		TOTAL NONDEPOSITORY INSTITUTIONS	18,770

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
1,482		Amcol International Corp	28
1,049		Compass Minerals International Inc Compass Minerals International	27
6,476		Vulcan Materials Co	368

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	423

OIL AND GAS EXTRACTION - 2.22%
16,489		Anadarko Petroleum Corp	1,255
22,528		Apache Corp	1,379
673	*	Atwood Oceanics, Inc	45
1,300		Berry Petroleum Co (Class A)	67
10,860		BJ Services Co	563
3,242	*	Brigham Exploration Co	30
27,420		Burlington Resources, Inc	1,373
2,286		Cabot Oil & Gas Corp (Class A)	126
2,656	*	Cal Dive International, Inc	120
871	*	Callon Petroleum Co	14
1,912	*	Cheniere Energy, Inc	123
21,235		Chesapeake Energy Corp	466
2,899	*	Cimarex Energy Co	113
1,132	*	Clayton Williams Energy, Inc	29
2,411	*	Comstock Resources, Inc	69
2,903	*	Delta Petroleum Corp	42
3,800	*	Denbury Resources, Inc	134
32,564		Devon Energy Corp	1,555
3,430		Diamond Offshore Drilling, Inc	171
900	*	Edge Petroleum Corp	15
1,558	*	Encore Acquisition Co	64
2,680	*	Energy Partners Ltd	70
10,449		ENSCO International, Inc	394
15,908		EOG Resources, Inc	775
3,192	*	Forest Oil Corp	129
3,658	*	FX Energy, Inc	42
4,627	*	Global Industries Ltd	43
12,950	*	Grey Wolf, Inc	85
5,339	*	Hanover Compressor Co	64
2,496	*	Harvest Natural Resources, Inc	30
3,449		Helmerich & Payne, Inc	137
997	*	Houston Exploration Co	57

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
3,398	b*	KCS Energy, Inc	52
9,284		Kerr-McGee Corp	727
8,798	*	Key Energy Services, Inc	101
6,421	*	Magnum Hunter Resources, Inc	103
23,645		Marathon Oil Corp	1,109
2,192	*	McMoRan Exploration Co	44
6,041	*	Meridian Resource Corp	31
2,820	*	Mission Resources Corp	20
4,119	*	Newfield Exploration Co	306
5,171	*	Newpark Resources, Inc	30
4,239		Noble Energy, Inc	288
27,096		Occidental Petroleum Corp	1,928
1,600	*	Oceaneering International, Inc	60
6,555	*	Parker Drilling Co	38
4,903		Patina Oil & Gas Corp	196
11,748		Patterson-UTI Energy, Inc	294
1,148		Penn Virginia Corp	53
361	*	Petrocorp, Inc (Escrow)	0
1,700	*	Petroleum Development Corp	64
9,524		Pioneer Natural Resources Co	407
5,352	*	Plains Exploration & Production Co	187
4,439		Pogo Producing Co	219
7,574	*	Pride International, Inc	188
2,300	*	Quicksilver Resources, Inc	112
4,695		Range Resources Corp	110
1,410	*	Remington Oil & Gas Corp	44
7,354		Rowan Cos, Inc	220
1,050		RPC, Inc	16
1,290	*	Seacor Smit, Inc	82
2,600	*	Southwestern Energy Co	148
1,665	*	Spinnaker Exploration Co	59
1,900		St. Mary Land & Exploration Co	95
1,545	*	Stone Energy Corp	75
3,300	*	Superior Energy Services, Inc	57
2,300	*	Swift Energy Co	65
1,951	*	Syntroleum Corp	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
1,410	*	Tetra Technologies, Inc	40
4,219		Tidewater, Inc	164
838	*	Todco	22
1,143	*	Transmontaigne, Inc	9
2,600	*	Unit Corp	117
18,445		Unocal Corp	1,138
2,260	*	Veritas DGC, Inc	68
3,500		Vintage Petroleum, Inc	110
1,475	*	W-H Energy Services, Inc	35
1,935	*	Whiting Petroleum Corp	79
23,341		XTO Energy, Inc	767

		TOTAL OIL AND GAS EXTRACTION	19,680

PAPER AND ALLIED PRODUCTS - 0.69%
6,800		Bemis Co	212
3,865		Bowater, Inc	146
1,676	*	Buckeye Technologies, Inc	18
1,977	*	Caraustar Industries, Inc	26
1,356		Chesapeake Corp	29
1,270		Glatfelter	19
4,634	*	Graphic Packaging Corp	20
900		Greif, Inc (Class A)	63
33,595		International Paper Co	1,236
34,689		Kimberly-Clark Corp	2,280
3,700		Longview Fibre Co	69
13,955		MeadWestvaco Corp	444
1,075		Neenah Paper, Inc	36
6,093		OfficeMax, Inc	204
3,866		Packaging Corp of America	94
10,687	*	Pactiv Corp	250
1,900	*	Playtex Products, Inc	17
1,124		Pope & Talbot, Inc	20
1,966		Potlatch Corp	93
1,110		Rock-Tenn Co (Class A)	15
1,040		Schweitzer-Mauduit International, Inc	35
16,953	*	Smurfit-Stone Container Corp	262
6,175		Sonoco Products Co	178
3,848		Temple-Inland, Inc	279
3,174		Wausau-Mosinee Paper Corp	45

		TOTAL PAPER AND ALLIED PRODUCTS	6,090

PERSONAL SERVICES - 0.18%
2,872	b*	Alderwoods Group, Inc	36
620		Angelica Corp	17
8,436		Cintas Corp	348
1,567	*	Coinstar, Inc	33
1,405		G & K Services, Inc (Class A)	57
11,391		H & R Block, Inc	576
2,700		Jackson Hewitt Tax Service, Inc	56
3,015		Regis Corp	123
22,000		Service Corp International	165
587		Unifirst Corp	23
2,838	*	Weight Watchers International, Inc	122

		TOTAL PERSONAL SERVICES	1,556

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
PETROLEUM AND COAL PRODUCTS - 5.06%
5,381		Amerada Hess Corp	518
4,892		Ashland, Inc	330
147,956		ChevronTexaco Corp	8,627
47,423		ConocoPhillips	5,114
1,450		ElkCorp	56
451,991		ExxonMobil Corp	26,939
1,879		Frontier Oil Corp	68
738	*	Giant Industries, Inc	19
2,333	*	Headwaters, Inc	77
1,378		Holly Corp	51
4,300		Lubrizol Corp	175
5,382		Murphy Oil Corp	531
2,701		Premcor, Inc	161
5,253		Sunoco, Inc	544
4,554	*	Tesoro Corp	169
17,796		Valero Energy Corp	1,304
1,100		WD-4 Co	36

		TOTAL PETROLEUM AND COAL PRODUCTS	44,719

PRIMARY METAL INDUSTRIES - 0.57%
7,555	*	AK Steel Holding Corp	84
60,159		Alcoa, Inc	1,828
2,148	*	Aleris International, Inc	54
6,601		Allegheny Technologies, Inc	159
11,167	*	Andrew Corp	131
3,299		Belden CDT, Inc	73
1,200	*	Brush Engineered Materials, Inc	23
1,463		Carpenter Technology Corp	87
1,235	*	Century Aluminum Co	37
3,800	*	CommScope, Inc	57
978		Curtiss-Wright Corp	56
1,440	*	Encore Wire Corp	15
2,400	*	General Cable Corp	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
1,633		Gibraltar Industries, Inc	36
1,183	*	International Steel Group, Inc	47
2,054	*	Lone Star Technologies, Inc	81
1,977		Matthews International Corp (Class A)	65
2,942	*	Maverick Tube Corp	96
2,431		Mueller Industries, Inc	68
1,000		NN, Inc	12
1,100	*	NS Group, Inc	35
11,018		Nucor Corp	634
2,745	*	Oregon Steel Mills, Inc	63
4,370		Precision Castparts Corp	337
1,713		Quanex Corp	91
1,496	*	RTI International Metals, Inc	35
1,661		Ryerson Tull, Inc	21
1,362		Schnitzer Steel Industries, Inc (Class A)	46
2,601		Steel Dynamics, Inc	90
697		Steel Technologies, Inc	17
1,500		Texas Industries, Inc	81
455	*	Titanium Metals Corp	16
1,864		Tredegar Corp	31
7,875		United States Steel Corp	400
917	*	Wheeling-Pittsburgh Corp	28
4,742		Worthington Industries, Inc	91

		TOTAL PRIMARY METAL INDUSTRIES	5,054

PRINTING AND PUBLISHING - 0.79%
4,531		American Greetings Corp (Class A)	115
1,700		Banta Corp	73
5,992		Belo (A.H.) Corp Series A	145
2,400		Bowne & Co, Inc	36
734	*	Consolidated Graphics, Inc	39
396		Courier Corp	21
269		CSS Industries, Inc	10
3,200		Dex Media, Inc	66
3,382		Dow Jones & Co, Inc	126
1,171		Ennis, Inc	20
4,604		EW Scripps Co	224
17,815		Gannett Co, Inc	1,409
2,000		Harland (John H.) Co	69
3,853		Harte-Hanks, Inc	106
3,730		Hollinger International, Inc	41
1,403		Journal Communications, Inc	23
1,919	*	Journal Register Co	32
5,619		Knight Ridder, Inc	378
3,200		Lee Enterprises, Inc	139
600	*	Martha Stewart Living Omnimedia, Inc (Class A)	14
1,222		McClatchy Co (Class A)	91
13,349		McGraw-Hill Cos, Inc	1,165
1,663		Media General, Inc (Class A)	103
2,746		Meredith Corp	128
10,201		New York Times Co (Class A)	373
945	*	Playboy Enterprises, Inc (Class B)	12
9,402	*	Primedia, Inc	41
639		Pulitzer, Inc	41
14,689		R.R. Donnelley & Sons Co	464
6,850		Reader’s Digest Association, Inc (Class A)	119
2,073	*	Scholastic Corp	76
1,179		Standard Register Co	15
576		Thomas Nelson, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
16,370		Tribune Co	653
3,622	*	Valassis Communications, Inc	127
397		Washington Post Co (Class B)	355
3,300		Wiley (John) & Sons, Inc (Class A)	116

		TOTAL PRINTING AND PUBLISHING	6,979

RAILROAD TRANSPORTATION - 0.52%
56,113	*	ADC Telecommunications, Inc	112
25,879		Burlington Northern Santa Fe Corp	1,396
14,970		CSX Corp	624
1,594		Florida East Coast Industries	68
1,252	*	Genesee & Wyoming, Inc (Class A)	32
4,150	*	Kansas City Southern Industries, Inc	80
27,343		Norfolk Southern Corp	1,013
18,043		Union Pacific Corp	1,258

		TOTAL RAILROAD TRANSPORTATION	4,583

REAL ESTATE - 0.10%
310	*	Avatar Holdings, Inc	15
6,747		Catellus Development Corp	180
1,200	*	CB Richard Ellis Group, Inc	42
378		Consolidated-Tomoka Land Co	22
400	b*	Crescent Operating, Inc	0
2,193		Forest City Enterprises, Inc (Class A)	140
2,179	*	Jones Lang LaSalle, Inc	102
900		Orleans Homebuilders, Inc	17
3,654		St. Joe Co	246
9,700		Stewart Enterprises, Inc (Class A)	60
2,118	*	Trammell Crow Co	44
300	*	ZipRealty, Inc	4

		TOTAL REAL ESTATE	872

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.25%
1,193	*	Applied Films Corp	28
2,487		Aptargroup, Inc	129
700		Bandag, Inc	33
4,500		Cooper Tire & Rubber Co	83
623	*	Deckers Outdoor Corp	22
10,579	*	Goodyear Tire & Rubber Co	141
1,946	*	Jarden Corp	89
1,570		Myers Industries, Inc	22
11,474		Nike, Inc (Class B)	956
449		Quixote Corp	10
3,656		Reebok International Ltd	162
2,068		Schulman (A.), Inc	36
5,876	*	Sealed Air Corp	305
1,100	*	Skechers U.S.A., Inc (Class A)	17
1,743		Spartech Corp	35
714	*	Trex Co, Inc	32
3,650		Tupperware Corp	74

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,174

SECURITY AND COMMODITY BROKERS - 2.13%
5,277		A.G. Edwards, Inc	236
2,150	*	Affiliated Managers Group, Inc	133
15,965	*	Ameritrade Holding Corp	163
7,593		Bear Stearns Cos, Inc	759
1,430		Blackrock, Inc	107
1,200		Calamos Asset Management, Inc (Class A)	32
69,755		Charles Schwab Corp	733
2,296		Chicago Mercantile Exchange	445
25,401	*	E*Trade Financial Corp	305
9,708		Eaton Vance Corp	228
5,631		Federated Investors, Inc (Class B)	159
11,554		Franklin Resources, Inc	793
448		Gabelli Asset Management, Inc (Class A)	20
22,273		Goldman Sachs Group, Inc	2,450
8,390	*	Instinet Group, Inc	49
3,414	*	Investment Technology Group, Inc	60
4,737		Investors Financial Services Corp	232
16,547		Janus Capital Group, Inc	231
3,529		Jefferies Group, Inc	133
8,064	*	Knight Trading Group, Inc	78
3,465	*	LaBranche & Co, Inc	32
394	*	Ladenburg Thalmann Financial Services, Inc	0
7,113		Legg Mason, Inc	556
19,038		Lehman Brothers Holdings, Inc	1,793
66,112		Merrill Lynch & Co, Inc	3,742
75,889		Morgan Stanley	4,345
1,526		Nuveen Investments, Inc	52
1,356	*	Piper Jaffray Cos	50
3,996		Raymond James Financial, Inc	121
5,241		SEI Investments Co	190
501	*	Stifel Financial Corp	11
1,151		SWS Group, Inc	18
7,482		T Rowe Price Group, Inc	444
98		Value Line, Inc	4
5,415		Waddell & Reed Financial, Inc (Class A)	107

		TOTAL SECURITY AND COMMODITY BROKERS	18,811

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
SOCIAL SERVICES - 0.01%
1,834	*	Bright Horizons Family Solutions, Inc	62
1,211	*	Res-Care, Inc	15

		TOTAL SOCIAL SERVICES	77

SPECIAL TRADE CONTRACTORS - 0.03%
843		Chemed Corp	64
2,673	*	Comfort Systems U.S.A., Inc	21
3,450	*	Dycom Industries, Inc	79
1,050	*	EMCOR Group, Inc	49
2,100	*	Integrated Electrical Services, Inc	6
685	*	Layne Christensen Co	12
4,974	*	Matrix Service Co	22
4,926	*	Quanta Services, Inc	38

		TOTAL SPECIAL TRADE CONTRACTORS	291

STONE, CLAY, AND GLASS PRODUCTS - 0.21%
532		Ameron International Corp	19
684	*	Anchor Glass Container Corp	2
2,068		Apogee Enterprises, Inc	30
1,725	*	Cabot Microelectronics Corp	54
962		CARBO Ceramics, Inc	67
93,696	*	Corning, Inc	1,043
679		Eagle Materials, Inc	55
648		Eagle Materials, Inc (Class B)	51
2,125		Florida Rock Industries, Inc	125
2,292		Lafarge North America, Inc	134
1,000		Libbey, Inc	21
7,657	*	Owens-Illinois, Inc	192

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
1,470	*	U.S. Concrete, Inc	9
2,600	b*	USG Corp	86

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,888

TOBACCO PRODUCTS - 1.24%
141,649		Altria Group, Inc	9,262
4,025		Loews Corp (Carolina Group)	133
10,290		Reynolds American, Inc	829
1,760		Universal Corp (Virginia)	81
11,669		UST, Inc	603
1,645		Vector Group Ltd	25

		TOTAL TOBACCO PRODUCTS	10,933

TRANSPORTATION BY AIR - 0.39%
5,873	*	Airtran Holdings, Inc	53
1,734	*	Alaska Air Group, Inc	51
2,003	*	America West Holdings Corp (Class B)	11
10,953	*	AMR Corp	117
4,581	*	Continental Airlines, Inc (Class B)	55
8,490	*	Delta Air Lines, Inc	34
2,603	*	ExpressJet Holdings, Inc	30
20,836		FedEx Corp	1,958
2,900	*	FLYi, Inc	4
1,495		Forward Air Corp	64
2,150	*	Frontier Airlines, Inc	23
6,297	*	JetBlue Airways Corp	120
2,151	*	Mesa Air Group, Inc	15
5,197	*	Northwest Airlines Corp	35
1,365	*	Offshore Logistics, Inc	45
1,500	*	Pinnacle Airlines Corp	16
347	*	Republic Airways Holdings, Inc	4
4,035		Skywest, Inc	75
53,947		Southwest Airlines Co	768

		TOTAL TRANSPORTATION BY AIR	3,478

TRANSPORTATION EQUIPMENT - 2.53%
2,761	*	AAR Corp	38
545	*	Aftermarket Technology Corp	9
2,936		American Axle & Manufacturing Holdings, Inc	72
1,100		Arctic Cat, Inc	30
4,699		ArvinMeritor, Inc	73
6,789		Autoliv, Inc	323
4,473	*	BE Aerospace, Inc	54
58,149		Boeing Co	3,399
6,584		Brunswick Corp	308
1,687		Clarcor, Inc	88
1,035		Coachmen Industries, Inc	14
440		Curtiss-Wright Corp (Class B)	25
10,224		Dana Corp	131
35,314		Delphi Corp	158
496	*	Ducommun, Inc	10
3,359		Federal Signal Corp	51
3,728	*	Fleetwood Enterprises, Inc	32
121,596		Ford Motor Co	1,378
2,751	*	GenCorp, Inc	55
13,407		General Dynamics Corp	1,435

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
32,068		General Motors Corp	942
5,539		Gentex Corp	177
12,200		Genuine Parts Co	531
8,131		Goodrich Corp	311
394		Greenbrier Cos, Inc	14
20,606		Harley-Davidson, Inc	1,190
2,622	*	Hayes Lemmerz International, Inc	14
1,585		Heico Corp	32
78		Heico Corp (Class A)	1
59,168		Honeywell International, Inc	2,202
1,612		Kaman Corp (Class A)	20
25,953		Lockheed Martin Corp	1,585
1,066		Marine Products Corp	18
4,500	*	Mascotech, Inc (Escrow)	0
1,720		Monaco Coach Corp	28
4,275	*	Navistar International Corp	156
441		Noble International Ltd	10
25,044		Northrop Grumman Corp	1,352
2,450		Oshkosh Truck Corp	201
11,908		Paccar, Inc	862
3,100		Polaris Industries, Inc	218
433	*	Sequa Corp (Class A)	22
1,755	*	Sports Resorts International, Inc	6
500		Standard Motor Products, Inc	6
255	*	Strattec Security Corp	14
1,631		Superior Industries International, Inc	43
2,183	*	Teledyne Technologies, Inc	68
2,719	*	Tenneco Automotive, Inc	34
8,002		Textron, Inc	597
2,800		Thor Industries, Inc	84

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
2,420		Trinity Industries, Inc	68
1,552	*	Triumph Group, Inc	60
1,678	*	TRW Automotive Holdings Corp	33
35,609		United Technologies Corp	3,620
9,045		Visteon Corp	52
1,883		Wabash National Corp	46
2,761		Wabtec Corp	57
1,734		Winnebago Industries, Inc	55

		TOTAL TRANSPORTATION EQUIPMENT	22,412

TRANSPORTATION SERVICES - 0.13%
400		Ambassadors Group, Inc	13
4,924		C.H. Robinson Worldwide, Inc	254
2,500	*	EGL, Inc	57
7,094		Expeditors International of Washington, Inc	380
3,426		GATX Corp	114
705	*	HUB Group, Inc	44
872	*	Navigant International, Inc	12
1,700	*	Pacer International, Inc	41
2,021	*	RailAmerica, Inc	25
9,902		Sabre Holdings Corp	217

		TOTAL TRANSPORTATION SERVICES	1,157

TRUCKING AND WAREHOUSING - 0.46%
1,500		Arkansas Best Corp	57
3,458		CNF, Inc	162
424	*	Covenant Transport, Inc (Class A)	7
3,217		Heartland Express, Inc	62
4,000		Hunt (J.B.) Transport Services, Inc	175
4,256	*	Landstar System, Inc	139
635	*	Marten Transport Ltd	14
1,145	*	Old Dominion Freight Line	36
1,947		Overnite Corp	62
421	*	P.A.M. Transportation Services	7
579	*	Quality Distribution, Inc	6
900	*	SCS Transportation, Inc	17
1,500	*	Sirva, Inc	11
4,241	*	Swift Transportation Co, Inc	94
400	*	U.S. Xpress Enterprises, Inc (Class A)	7
39,348		United Parcel Service, Inc (Class B)	2,862
1,835		USF Corp	89
3,416		Werner Enterprises, Inc	66
3,338	*	Yellow Roadway Corp	195

		TOTAL TRUCKING AND WAREHOUSING	4,068

WATER TRANSPORTATION - 0.04%
2,785		Alexander & Baldwin, Inc	115
844	*	Gulfmark Offshore, Inc	22
421	*	Hornbeck Offshore Services, Inc	11
1,507	*	Kirby Corp	63
1,962		Overseas Shipholding Group, Inc	123
600	*	Seabulk International, Inc	12

		TOTAL WATER TRANSPORTATION	346

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
WHOLESALE TRADE-DURABLE GOODS - 2.00%
384	*	1-8 Contacts, Inc	8
1,100	*	Action Performance Cos, Inc	15
5,979		Adesa, Inc	140
2,158		Agilysys, Inc	42
839	*	Alliance Imaging, Inc	8
2,198	*	Anixter International, Inc	79
2,071		Applied Industrial Technologies, Inc	56
8,011	*	Arrow Electronics, Inc	203
1,206	*	Audiovox Corp (Class A)	15
2,054	*	Aviall, Inc	58
8,446	*	Avnet, Inc	156
1,038		Barnes Group, Inc	28
1,208	*	BioVeris Corp	6
3,872		BorgWarner, Inc	188
1,342	*	Brightpoint, Inc	25
2,100		Carlisle Cos, Inc	147
4,202		CDW Corp	238
794	*	Department 56, Inc	14
1,490	*	Digi International, Inc	20
1,525	*	Global Imaging Systems, Inc	54
1,800		Handleman Co	34
4,258		Hughes Supply, Inc	127
9,209		IKON Office Solutions, Inc	91
1,091	*	Imagistics International, Inc	38
8,393	*	Ingram Micro, Inc (Class A)	140
3,362	*	Insight Enterprises, Inc	59
715	*	Insurance Auto Auctions, Inc	20
547	*	INTAC International	7
205,144		Johnson & Johnson	13,777
739	*	Keystone Automotive Industries, Inc	17
2,533		Knight Transportation, Inc	62
300		Lawson Products, Inc	14
1,014	*	LKQ Corp	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares			Value (000)
3,352		Martin Marietta Materials, Inc	187
763	*	Merge Technologies, Inc	13
1,224		Metal Management, Inc	31
2,986	*	Microtek Medical Holdings, Inc	11
1,454	*	Navarre Corp	12
2,729		Owens & Minor, Inc	74
8,650	*	Patterson Cos, Inc	432
4,013		Pep Boys-Manny Moe & Jack	71
4,800	*	PSS World Medical, Inc	55
1,959		Reliance Steel & Aluminum Co	78
9,000	*	Safeguard Scientifics, Inc	13
871	*	Scansource, Inc	45
3,706		SCP Pool Corp	118
1,219	*	TBC Corp	34
4,029	*	Tech Data Corp	149
5,318		W.W. Grainger, Inc	331
1,547		Watsco, Inc	65
1,600	*	WESCO International, Inc	45
2,884	*	Zoran Corp	30

		TOTAL WHOLESALE TRADE-DURABLE GOODS	17,700

WHOLESALE TRADE-NONDURABLE GOODS - 0.74%
3,000		Acuity Brands, Inc	81
833	*	Advanced Marketing Services, Inc	5
4,181		Airgas, Inc	100
1,800	*	Allscripts Healthcare Solutions, Inc	26
7,751		AmerisourceBergen Corp	444
4,095		Brown-Forman Corp (Class B)	224
29,938		Cardinal Health, Inc	1,671
702	*	Central European Distribution Corp	23
2,584		Chiquita Brands International, Inc	69
3,045		DIMON, Inc	19
3,261	*	Endo Pharmaceuticals Holdings, Inc	74
793		Getty Realty Corp	20
1,696	*	Hain Celestial Group, Inc	32
6,100	*	Henry Schein, Inc	219
500		Kenneth Cole Productions, Inc (Class A)	15
19,900		McKesson Corp	751
2,069	*	Men’s Wearhouse, Inc	87
1,402	*	Metals USA, Inc	27
785		Nash Finch Co	30
3,652		Nu Skin Enterprises, Inc (Class A)	82
438	*	Nuco2, Inc	12
3,222	*	Performance Food Group Co	71
4,300		Perrigo Co	82
193	*	Perry Ellis International, Inc	4
84	f,v*	Priority Healthcare Corp (Class A)	2
2,341	*	Priority Healthcare Corp (Class B)	51
303	*	Provide Commerce, Inc	9
1,702		Russell Corp	31
1,320	*	School Specialty, Inc	52
900	*	Smart & Final, Inc	11
803		Standard Commercial Corp	15
2,696		Stride Rite Corp	36
9,074		Supervalu, Inc	303

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Shares					Value (000)
44,484		Sysco Corp			1,593
2,162	*	Tractor Supply Co			94
2,582	*	United Natural Foods, Inc			74
2,061	*	United Stationers, Inc			93

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			6,532

		TOTAL COMMON STOCKS
		(Cost $706,601)			882,752

Principal			Rate	Maturity Date
SHORT TERM INVESTMENTS - 0.07%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.07%
$600,000		Federal Home Loan Mortgage Corp (FHLMC)	2.640	04/01/25	600
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		TOTAL SHORT TERM INVESTMENTS
		(Cost $600)			600

		TOTAL PORTFOLIO - 99.84%
		(Cost $707,332)			883,635
		OTHER ASSETS AND LIABILITIES, NET - 0.16%			1,450

		NET ASSETS - 100.00%			$ 885,085

* Non-income producing

b In bankruptcy

d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

f       Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At March 31, 2005, the value of theses securities amounted to $39 or 0.00% of net assets.

v Security valued at fair value.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Restricted securities held by the Account are as follows:

SECURITY	ACQUISTION DATE	ACQUISITION COST	VALUE
McLeod (Escrow)	05/14/02	$0	$0
National Health Investors, Inc (Sr Sub Deb)	01/10/01	10,000	37,000
Priority Healthcare Corp (Class A)	01/04/99	1,148	2,000

		$11,148	$39,000

Open Futures Contracts:

	Number of Contracts	Market Value	Expiration Date	Unrealized Gain (Loss)
E-mini S&P 500 Index	7	$414,365	June 20005	$(401)
E-mini Russell 2000 Index	1	61,780	June 20005	188

Total		$476,145		$(213)

Item 2. Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: May 23, 2005	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 23, 2005	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: May 23, 2005	By:	/s/ Russell Noles
Russell Noles
Vice President and Acting Chief Financial Officer, Teachers Insurance and Annuity Association of America
(acting principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)